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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file         811-07701
number
-----------------------------------------------------------------

                       GE LIFESTYLE FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT,06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------

Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: 03/31/08
                          -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.





GE LifeStyle Funds



GE STRATEGY FUNDS
--------------------------------------------------------------------------------
GE CONSERVATIVE STRATEGY FUND
GE MODERATE STRATEGY FUND
GE AGGRESSIVE STRATEGY FUND



Semi-Annual Report

MARCH 31, 2008



GE LOGO OMITTED

GE LifeStyle Funds
--------------------------------------------------------------------------------


Table of Contents

NOTES TO PERFORMANCE ...................................................   1


PERFORMANCE SUMMARY

     GE Conservative Strategy Fund .....................................   2


     GE Moderate Strategy Fund .........................................   5


     GE Aggressive Strategy Fund .......................................   8


     Portfolio Management Team .........................................  11


FINANCIAL STATEMENTS

     Financial Highlights ..............................................  12


     Statements of Net Assets ..........................................  14


     Statements of Operations ..........................................  17


     Statements of Changes in Net Assets ...............................  18


     Notes to Financial Statements .....................................  19


ADVISORY AGREEMENT RENEWAL .............................................  26


ADDITIONAL INFORMATION .................................................  29


INVESTMENT TEAM ........................................................  32



This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale, or a solicitation of an offer to buy, the GE LifeStyle Funds unless accompanied with or preceded by the current Prospectus of the GE LifeStyle Funds and the current Prospectus of the underlying GE Funds.

Notes to Performance                                  March 31, 2008 (unaudited)
--------------------------------------------------------------------------------


Total returns are historical and take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Past performance is not indicative of future results of a Fund. Investment returns and net asset value of an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 or visit the Funds' website at http://www.geam.com for performance information as of the most recent month end.

GE Asset Management Incorporated ("GEAM") agreed in writing to limit other operating expenses (exclusive of advisory, administration and distribution fees) of both the Funds and the underlying GE Funds on an annualized basis. This agreement is effective until January 29, 2009. Had these fees and expenses not been absorbed, the returns (and/or yields) would have been lower. These agreements may be renewed or discontinued at the end of their terms without notice in the future.

     OTHER OPERATING EXPENSE LIMITS OF THE UNDERLYING GE FUNDS*
---------------------------------------------------------------------
     GE U.S. Equity Fund                                  0.50%
     GE Fixed Income Fund                                 0.30%
     GE International Equity Fund                         0.29%
     GE Small-Cap Equity Fund                             0.75%

* THE UNDERLYING GE FUNDS' OPERATING EXPENSE LIMITS SHOWN ABOVE ARE EFFECTIVE FOR A ONE-YEAR PERIOD THROUGH JANUARY 29, 2009, WHICH MAY THEN BE RENEWED OR DISCONTINUED WITHOUT FURTHER NOTICE. ACTUAL EXPENSES DURING THAT PERIOD MAY BE LESS THAN THAT SHOWN.

Additional information about the expense limitations is contained in Footnote 3 to the Financial Statements.

Shares of the Funds are neither insured nor guaranteed by the U.S. Government and their prices will fluctuate with market conditions.

The S&P 500(R) Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance. The MSCI(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The LB Aggregate Bond Index is a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The index is designed to represent performance of the U.S. investment-grade fixed-rate bond market. The Russell 2000(R) Index is a market capitalization-weighted index consisting of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. The Russell 3000(R) Index comprises the 3,000 largest U.S. domiciled companies. The Russell 3000(R) Index is comprised of the 3,000 largest U.S. domiciled companies. The results shown for the foregoing index assume the reinvestment of net dividends or interest. The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

The above indices/measures do not reflect the actual cost of investing in the instruments that comprise each index.

Total returns for the Composite Index are derived by applying the current target allocations for each underlying GE Fund to the results of the corresponding benchmarks for the domestic equity market, the S&P 500(R) Index and the Russell 2000(R) Index; for the international equity market, the MSCI EAFE; for the fixed income bond market, the LB Aggregate Bond Index; and for cash and cash equivalents, the 90 Day T-Bill.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

GE Conservative Strategy Fund                   Performance Summary  (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE GRAPH OMITTED, PLOT POINTS ARE AS FOLLOWS]

                 GE CONSERVATIVE     MSCI EAFE       S&P 500       LB AGGREGATE       90 DAY        RUSSELL 2000       COMPOSITE
                  STRATEGY FUND        INDEX          INDEX         BOND INDEX        T-BILL            INDEX         INDEX (C)
03/98               $10000.00       $10000.00       $10000.00       $10000.00        $10000.00        $10000.00        $10000.00
09/98                 9708.37         8669.48         9309.40        10666.26         10249.27          7611.37          9885.44
09/99                10721.52        11353.03        11898.03        10627.23         10716.75          9056.07         11054.02
09/00                11818.73        11714.05        13473.76        11370.12         11333.81         11188.20         12101.20
09/01                11455.12         8353.26         9881.86        12842.89         11847.15          8822.37         11313.63
09/02                11041.31         7056.10         7857.07        13946.92         12057.78          8010.62         10886.59
09/03                12172.77         8891.27         9777.33        14701.41         12194.58         10939.02         12480.27
09/04                13085.27        10854.54        11133.75        15242.14         12331.08         12992.23         13653.25
09/05                14091.39        13654.44        12497.79        15668.17         12669.26         15317.54         14872.31
09/06                15155.97        16270.73        13847.01        16243.27         13247.79         16835.65         16051.28
09/07                17030.97        20316.44        16123.77        17077.49         13889.35         18910.23         17810.69
03/08                16612.64        18184.78        14114.47        17971.42         14082.53         16257.67         17355.84


PORTFOLIO ALLOCATION TO FUNDS AT 3/31/08*
--------------------------------------------------------------------------------

                                      TARGET        ACTUAL
GE Fixed Income Fund                  53.00%         49.96%
GE U.S. Equity Fund                   28.00%         25.76%
GE International Equity Fund          12.00%         12.97%
GE Small-Cap Equity Fund               5.00%          3.98%
GE Money Market Fund & Other           2.00%          7.33%
--------------------------------------------------------------------------------
Total                                100.00%        100.00%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
For the Periods Ended March 31, 2008
--------------------------------------------------------------------------------

                                                           ENDING VALUE
                          SIX       ONE     FIVE     TEN   OF A $10,000
                         MONTHS     YEAR    YEAR     YEAR   INVESTMENT
--------------------------------------------------------------------------------

GE CONSERVATIVE
   STRATEGY FUND         (2.46)%    3.65%    8.23%   5.21%  $16,613
MSCI EAFE Index         (10.49)%   (2.68)%  21.40%   6.16%  $18,185
S&P 500 Index           (12.46)%   (5.07)%  11.32%   3.51%  $14,114
LB Aggregate Bond Index   5.23%     7.65%    4.58%   6.04%  $17,971
90 Day T-Bill             1.39%     3.72%    3.02%   3.48%  $14,083
Russell 2000 Index      (14.03)%  (12.99)%  14.88%   4.98%  $16,258
Composite Index (C) **   (2.55)%    2.10%    9.12%   5.67%  $17,356
--------------------------------------------------------------------------------

*  AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR
   EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


The GE LifeStyle Conservative Strategy Fund returned -2.45% for the six-month period ended March 31, 2008. The Fund's Composite Index returned -2.56% and the Lipper peer group of 503 Mixed-Asset Target Allocation Moderate Funds returned -6.29% for the same period. Please see the adjacent chart for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, conservative investment strategy and is structured with a conservative target weighting in equities relative to fixed income. The Fund's target equity allocation is approximately 45%, with U.S. Equities accounting for 33% of the Fund, 28% to large-cap core equities and 5% to small-cap equities. The target allocation to core international equity is 12% of the Fund. Approximately 53% of the Fund's target allocation is to fixed income securities with 2% in cash and cash equivalents. Due to the balanced approach of the Fund, the results are compared to a Composite Index, which is made up of the benchmarks of the underlying GE Funds, and include the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90-Day T-Bill.

Over the six-month period, the Fund benefited from the decision by GE Asset Management's Tactical Asset Allocation Committee to maintain a below-target weight in domestic equities and an overweight in cash equivalents. Also contributing to overall Fund performance were the relative outperformance of the underlying GE International Equity Fund (the "International Fund"), GE U.S. Equity Fund (the "U.S. Equity Fund") and GE Small-Cap Equity Fund (the "Small-Cap Fund") versus their respective benchmarks.

The U.S. Equity Fund outperformed the S&P 500 Index by 1.25%. Underweighting financials helped the U.S. Equity Fund, as it avoided most stocks exposed to seizing credit/housing markets. For example, the U.S. Equity Fund was underweight in commercial banks and investment banks. Within the financials it focused on those firms with a fee-driven business model such as State Street. Also contributing to performance were key cyclical and commodity stocks which benefited from rising, global demand. The U.S. Equity Fund's consumer staples holdings also outperformed their respective portion of the S&P 500 index. Partially offsetting these gains were an underweight in industrials, coupled with weakness in healthcare, wireless and media. The U.S. Equity Fund remains committed to investing in high quality large-cap stocks

GE Conservative Strategy Fund                   Performance Summary  (unaudited)
--------------------------------------------------------------------------------


with predictable and steady earnings growth, and attractive valuations. It is defensively positioned for a slowing US economic environment and continue to emphasize the high quality of the fund's holdings. The fund is overweight technology and is focused on stocks with a global orientation, which continue to benefit from stronger growth outside the United States. The current valuations of many of the U.S. Equity Fund's holdings are below historical averages, which should provide attractive investment opportunities. The U.S. Equity Fund remains focused on a long-term investment horizon and continues to utilize a bottom-up, research-driven, fundamental approach to stock selection.

The Small-Cap Fund outperformed its benchmark, the Russell 2000 Index, by 1.56% over the last six-months despite significant disruptions in the financial markets and virtual illiquidity in credit markets. The primary driver of the Small-Cap Fund's outperformance came from strong stock selection in the consumer discretionary sector. Partially offsetting these results was weakness in the healthcare sector. The Small-Cap Fund seeks companies with dominant franchises, strong competitive positions, healthy earnings, sound balance sheets along with those who demonstrate consistent earnings growth, increasing return on invested capital, and improving free cash flow generation.

The International Fund produced strong returns for last six months, beating its MSCI EAFE benchmark by 3.99%. Drivers of performance in the international markets were healthy corporate cash flow, sustained global demand, and growing local economies. In this regard, China and India continued to contribute an increasing share of world growth. The easing of credit by UK and US central banks is now addressing the liquidity concerns in the global credit market and the further weakening of the US dollar helped international equity outpace returns on domestic equity investments. For the period, the International Fund's relative outperformance was propelled by positive performance from materials, energy, industrials and telecommunication holdings. Of continued note are exposures to agricultural chemicals, the Canadian oils sands, infrastructure, industrials and semi-conductors.

The GE Fixed Income Fund (the "Fixed Income Fund") underperformed its benchmark, the Lehman Brothers Aggregate Bond Index, by 1.16% over the last six months. Triggered by the troubled sub-prime mortgage market and heightened by rising consumer delinquencies and the prospects for weaker economic growth, credit spreads significantly widened, reducing the prices of commercial mortgage backed securities (CMBS), asset backed securities (ABS) and corporate debt. Although the Federal Reserve has eased aggressively since August 2007, declining bond prices triggered significant marked-to-market losses on the balance sheets of financial institutions and severely curtailed market liquidity. The resulting flight to quality caused Treasury Securities to rally and propped up the overall index return.

Duration and yield curve positioning within the treasury market benefited the Fixed Income Fund, as did underweighting mortgaged-backed securities (MBS) and investment grade credits. However, the Fixed Income Fund suffered from price deterioration on short-term, AAA-rated, ABS securities held in the portfolio as the market perceived an increased risk of default and was also negatively impact by its small weights in high yield and emerging markets securities.

The Fund invests in several asset classes to provide a balanced, diversified investment portfolio, and we adjust its weightings to each underlying asset class based on its relative attractiveness, within the proscribed ranges. At the quarter end, we remained somewhat cautious on the equity markets and retained a higher cash balance than our long-term target in order to reduce risk. Within each underlying fund, portfolio managers employ a bottom-up fundamentally based security selection approach. During the last six months, this combination of tops-down and bottoms-up approach allowed the Fund to handily exceed its peer group average.

GE Conservative Strategy Fund                 Understanding Your Fund's Expenses
--------------------------------------------------------------------------------


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended March 31, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


OCTOBER 1, 2007 - MARCH 31, 2008
------------------------------------------------------------------------------------------------------------------------------------
                                       ACCOUNT VALUE AT THE          ACCOUNT VALUE AT THE              EXPENSES PAID
                                   BEGINNING OF THE PERIOD ($)       END OF THE PERIOD ($)        DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                            975.44                        1.05
------------------------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.67                        1.06
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.21% (FROM PERIOD OCTOBER 01, 2007 - MARCH 31, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED MARCH 31, 2008 WAS (2.46)%.

See Notes to Financial Statements.

GE Moderate Strategy Fund                       Performance Summary  (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE GRAPH OMITTED, PLOT POINTS ARE AS FOLLOWS]

                 GE MODERATE        MSCI EAFE       S&P 500       LB AGGREGATE      90 DAY        RUSSELL 2000      COMPOSITE
                STRATEGY FUND         INDEX          INDEX         BOND INDEX       T-BILL           INDEX          INDEX (M)
03/98            $10000.00         $10000.00      $10000.00        $10000.00      $10000.00        $10000.00       $10000.00
09/98              9393.38           8669.48        9309.40         10666.26       10249.27          7611.37         9293.16
09/99             10898.08          11353.03       11898.03         10627.23       10716.75          9056.07        10975.14
09/00             12020.00          11714.05       13473.76         11370.12       11333.81         11188.20        12128.78
09/01             10814.80           8353.26        9881.86         12842.89       11847.15          8822.37        10328.68
09/02              9926.41           7056.10        7857.07         13946.92       12057.78          8010.62         9508.37
09/03             11187.12           8891.27        9777.33         14701.41       12194.58         10939.02        11462.39
09/04             12328.82          10854.54       11133.75         15242.14       12331.08         12992.23        12920.78
09/05             13685.18          13654.44       12497.79         15668.17       12669.26         15317.54        14493.17
09/06             14967.99          16270.73       13847.01         16243.27       13247.79         16835.65        15943.52
09/07             17292.01          20316.44       16123.77         17077.49       13889.35         18910.23        18117.83
03/08             16402.86          18184.78       14114.47         17971.42       14082.53         16257.67        17042.13


PORTFOLIO ALLOCATION TO FUNDS AT 3/31/08*
--------------------------------------------------------------------------------

                                      TARGET         ACTUAL
GE U.S. Equity Fund                   33.00%         32.02%
GE Fixed Income Fund                  34.00%         29.76%
GE International Equity Fund          20.00%         21.34%
GE Small-Cap Equity Fund              12.00%         11.13%
GE Money Market Fund & Other           1.00%          5.75%
--------------------------------------------------------------------------------
Total                                100.00%        100.00%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
For the Periods Ended March 31, 2008
--------------------------------------------------------------------------------

                                                                ENDING VALUE
                            SIX       ONE       FIVE     TEN     OF A $10,000
                           MONTHS     YEAR      YEAR     YEAR   INVESTMENT
--------------------------------------------------------------------------------

GE MODERATE
   STRATEGY FUND           (5.14)%    2.27%    10.47%    5.07%    $16,403
MSCI EAFE Index           (10.49)%  (2.68)%    21.40%    6.16%    $18,185
S&P 500 Index             (12.46)%  (5.07)%    11.32%    3.51%    $14,114
LB Aggregate Bond Index     5.23%     7.65%     4.58%    6.04%    $17,971
90 Day T-Bill               1.39%     3.72%     3.02%    3.48%    $14,083
Russell 2000 Index        (14.03)%  (12.99)%   14.88%    4.98%    $16,258
Composite Index (M) **     (5.94)%   (0.74)%   11.68%    5.47%    $17,042
--------------------------------------------------------------------------------

*  AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR
   EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


The GE LifeStyle Moderate Strategy Fund returned -5.14% for the six-month period ended March 31, 2008. The Fund's Composite Index returned -5.94% and the Lipper peer group of 688 Mixed-Asset Target Allocation Growth Funds returned -8.26% for the same period. Please see the adjacent chart for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, moderate investment strategy and is structured with a moderate target weighting in equities relative to fixed income. The Fund's target equity allocation is approximately 65%, with U.S. Equities accounting for 45% of the Fund, 33% to large-cap core equities and 12% to small-cap equities. The target allocation to core international equity is 20% of the Fund. Approximately 34% of the Fund's target allocation is to fixed income securities with 1% to cash and cash equivalents. Due to the balanced approach of the Fund, the results are compared to a Composite Index made up of the benchmarks of the underlying GE Funds, and include the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90-Day T-Bill.

Over the six-month period, the Fund benefited from the decision by GE Asset Management's Tactical Asset Allocation Committee to maintain a below-target weight in domestic equities and an overweight in cash equivalents. Also contributing to overall Fund performance were the relative outperformance of the underlying GE International Equity Fund (the "International Fund"), GE U.S. Equity Fund (the "U.S. Equity Fund") and GE Small-Cap Equity Fund (the "Small-Cap Fund") versus their respective benchmarks.

The U.S. Equity Fund outperformed the S&P 500 Index by 1.25%. Underweighting financials helped the U.S. Equity Fund, as it avoided most stocks exposed to seizing credit/housing markets. For example, the U.S. Equity Fund was underweight in commercial banks and investment banks. Within the financials it focused on those firms with a fee-driven business model such as State Street. Also contributing to performance were key cyclical and commodity stocks which benefited from rising, global demand. The U.S. Equity Fund's consumer staples holdings also outperformed their respective portion of the S&P 500 index. Partially offsetting these gains were an underweight in industrials, coupled with weakness in healthcare, wireless and media. The U.S. Equity Fund remains

GE Moderate Strategy Fund                       Performance Summary  (unaudited)
--------------------------------------------------------------------------------


committed to investing in high quality large-cap stocks with predictable and steady earnings growth, and attractive valuations. It is defensively positioned for a slowing US economic environment and continue to emphasize the high quality of the fund's holdings. The fund is overweight technology and is focused on stocks with a global orientation, which continue to benefit from stronger growth outside the United States. The current valuations of many of the U.S. Equity Fund's holdings are below historical averages, which should provide attractive investment opportunities. The U.S. Equity Fund remains focused on a long-term investment horizon and continues to utilize a bottom-up, research-driven, fundamental approach to stock selection.

The Small-Cap Fund outperformed its benchmark, the Russell 2000 Index, by 1.56% over the last six-months despite significant disruptions in the financial markets and virtual illiquidity in credit markets. The primary driver of the Small-Cap Fund's outperformance came from strong stock selection in the consumer discretionary sector. Partially offsetting these results was weakness in the healthcare sector. The Small-Cap Fund seeks companies with dominant franchises, strong competitive positions, healthy earnings, sound balance sheets along with those who demonstrate consistent earnings growth, increasing return on invested capital, and improving free cash flow generation.

The International Fund produced strong returns for last six months, beating its MSCI EAFE benchmark by 3.99%. Drivers of performance in the international markets were healthy corporate cash flow, sustained global demand, and growing local economies. In this regard, China and India continued to contribute an increasing share of world growth. The easing of credit by UK and US central banks is now addressing the liquidity concerns in the global credit market and the further weakening of the US dollar helped international equity outpace returns on domestic equity investments. For the period, the International Fund's relative outperformance was propelled by positive performance from materials, energy, industrials and telecommunication holdings. Of continued note are exposures to agricultural chemicals, the Canadian oils sands, infrastructure, industrials and semi-conductors.

The GE Fixed Income Fund (the "Fixed Income Fund") underperformed its benchmark, the Lehman Brothers Aggregate Bond Index, by 1.16% over the last six months. Triggered by the troubled sub-prime mortgage market and heightened by rising consumer delinquencies and the prospects for weaker economic growth, credit spreads significantly widened, reducing the prices of commercial mortgage backed securities (CMBS), asset backed securities (ABS) and corporate debt. Although the Federal Reserve has eased aggressively since August 2007, declining bond prices triggered significant marked-to-market losses on the balance sheets of financial institutions and severely curtailed market liquidity. The resulting flight to quality caused Treasury Securities to rally and propped up the overall index return.

Duration and yield curve positioning within the treasury market benefited the Fixed Income Fund, as did underweighting mortgaged-backed securities (MBS) and investment grade credits. However, the Fixed Income Fund suffered from price deterioration on short-term, AAA-rated, ABS securities held in the portfolio as the market perceived an increased risk of default and was also negatively impact by its small weights in high yield and emerging markets securities.

The Fund invests in several asset classes to provide a balanced, diversified investment portfolio, and we adjust its weightings to each underlying asset class based on its relative attractiveness, within the proscribed ranges. At the quarter end, we remained somewhat cautious on the equity markets and retained a higher cash balance than our long-term target in order to reduce risk. Within each underlying fund, portfolio managers employ a bottom-up fundamentally based security selection approach. During the last six months, this combination of tops-down and bottoms-up approach allowed the Fund to handily exceed its peer group average.

GE Moderate Strategy Fund                    Understanding Your Fund's Expenses
--------------------------------------------------------------------------------


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended March 31, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


OCTOBER 1, 2007 - MARCH 31, 2008
------------------------------------------------------------------------------------------------------------------------------------
                                     ACCOUNT VALUE AT THE             ACCOUNT VALUE AT THE              EXPENSES PAID
                                   BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)         DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                            948.58                        0.98
------------------------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.72                        1.01
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD OCTOBER 01, 2007 - MARCH 31, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED MARCH 31, 2008 WAS (5.14)%.

See Notes to Financial Statements.

GE Aggressive Strategy Fund                     Performance Summary  (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------


[LINE GRAPH OMITTED, PLOT POINTS ARE AS FOLLOWS]

                   GE AGGRESSIVE         MSCI EAFE       S&P 500        LB AGGREGATE      90 DAY        RUSSELL 2000     COMPOSITE
                    STRATEGY FUND          INDEX          INDEX          BOND INDEX       T-BILL           INDEX         INDEX (A)
03/98                $10000.00          $10000.00      $10000.00         $10000.00      $10000.00        $10000.00       $10000.00
09/98                  9135.91            8669.48        9309.40          10666.26       10249.27          7611.37         8812.39
09/99                 11041.89           11353.03       11898.03          10627.23       10716.75          9056.07        10854.77
09/00                 12323.08           11714.05       13473.76          11370.12       11333.81         11188.20        12132.38
09/01                 10559.18            8353.26        9881.86          12842.89       11847.15          8822.37         9582.92
09/02                  9358.50            7056.10        7857.07          13946.92       12057.78          8010.62         8499.17
09/03                 10682.03            8891.27        9777.33          14701.41       12194.58         10939.02        10655.18
09/04                 12028.34           10854.54       11133.75          15242.14       12331.08         12992.23        12300.57
09/05                 13678.36           13654.44       12497.79          15668.17       12669.26         15317.54        14138.43
09/06                 15130.56           16270.73       13847.01          16243.27       13247.79         16835.65        15769.38
09/07                 17884.47           20316.44       16123.77          17077.49       13889.35         18910.23        18209.24
03/08                 16586.27           18184.78       14114.47          17971.42       14082.53         16257.67        16658.21


PORTFOLIO ALLOCATION TO FUNDS AT 3/31/08*
--------------------------------------------------------------------------------

                                      TARGET        ACTUAL
GE U.S. Equity Fund                   35.00%         34.47%
GE International Equity Fund          25.00%         27.65%
GE Small-Cap Equity Fund              20.00%         17.58%
GE Fixed Income Fund                  19.00%         16.72%
GE Money Market Fund & Other           1.00%          3.58%
--------------------------------------------------------------------------------
Total                                 100.00%       100.00%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
For the Periods Ended March 31, 2008
--------------------------------------------------------------------------------

                                                                    ENDING VALUE
                              SIX        ONE         FIVE     TEN   OF A $10,000
                             MONTHS      YEAR        YEAR     YEAR   INVESTMENT
--------------------------------------------------------------------------------

GE AGGRESSIVE
   STRATEGY FUND            (7.26)%      1.04%      12.34%    5.19%    $16,586
MSCI EAFE Index            (10.49)%     (2.68)%     21.40%    6.16%    $18,185
S&P 500 Index              (12.46)%     (5.07)%     11.32%    3.51%    $14,114
LB Aggregate Bond Index      5.23%       7.65%       4.58%    6.04%    $17,971
90 Day T-Bill                1.39%       3.72%      3.02%     3.48%    $14,083
Russell 2000 Index         (14.03)%    (12.99)%     14.88%    4.98%    $16,258
Composite Index (A)**       (8.52)%     (3.14)%     13.75%    5.24%    $16,658
--------------------------------------------------------------------------------

*  AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR
   EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The GE Lifestyle Aggressive Strategy Fund returned -7.26% for the six-month period ended March 31, 2008. The Fund's Composite Index returned -8.52% and the Lipper peer group of 125 Global Multi-Cap Core Funds returned -10.33% for the same period. Please see the adjacent chart for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced but aggressive investment strategy and is structured with an aggressive target weighting in equities relative to fixed income. The Fund's target equity allocation is approximately 80%, with U.S. Equities accounting for 55% of the Fund, 35% to large-cap core equities and 20% to small-cap equities. The target allocation to core international equities are 25% of the Fund. Approximately 19% of the Fund's target allocation is to fixed income securities with 1% to cash and cash equivalents. Due to the balanced approach of the Fund, the results are compared to a Composite Index, which is made up of the benchmarks of the underlying GE Funds, and include the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90-Day T-Bill.

Over the six-month period, the Fund benefited from the decision by GE Asset Management's Tactical Asset Allocation Committee to maintain a below-target weight in domestic equities and an overweight in cash equivalents. Also contributing to overall Fund performance were the relative outperformance of the underlying GE International Equity Fund (the "International Fund"), GE U.S. Equity Fund (the "U.S. Equity Fund") and GE Small-Cap Equity Fund (the "Small-Cap Fund") versus their respective benchmarks.

The U.S. Equity Fund outperformed the S&P 500 Index by 1.25%. Underweighting financials helped the U.S. Equity Fund, as it avoided most stocks exposed to seizing credit/housing markets. For example, the U.S. Equity Fund was underweight in commercial banks and investment banks. Within the financials it focused on those firms with a fee-driven business model such as State Street. Also contributing to performance were key cyclical and commodity stocks which benefited from rising, global demand. The U.S. Equity Fund's consumer staples holdings also outperformed their respective portion of the S&P 500 index. Partially offsetting these gains were an underweight in industrials, coupled with weakness in healthcare, wireless and media. The U.S. Equity Fund remains committed to investing in high quality large-cap stocks

GE Aggressive Strategy Fund                     Performance Summary  (unaudited)
--------------------------------------------------------------------------------


with predictable and steady earnings growth, and attractive valuations. It is defensively positioned for a slowing US economic environment and continue to emphasize the high quality of the fund's holdings. The fund is overweight technology and is focused on stocks with a global orientation, which continue to benefit from stronger growth outside the United States. The current valuations of many of the U.S. Equity Fund's holdings are below historical averages, which should provide attractive investment opportunities. The U.S. Equity Fund remains focused on a long-term investment horizon and continues to utilize a bottom-up, research-driven, fundamental approach to stock selection.

The Small-Cap Fund outperformed its benchmark, the Russell 2000 Index, by 1.56% over the last six-months despite significant disruptions in the financial markets and virtual illiquidity in credit markets. The primary driver of the Small-Cap Fund's outperformance came from strong stock selection in the consumer discretionary sector. Partially offsetting these results was weakness in the healthcare sector. The Small-Cap Fund seeks companies with dominant franchises, strong competitive positions, healthy earnings, sound balance sheets along with those who demonstrate consistent earnings growth, increasing return on invested capital, and improving free cash flow generation.

The International Fund produced strong returns for last six months, beating its MSCI EAFE benchmark by 3.99%. Drivers of performance in the international markets were healthy corporate cash flow, sustained global demand, and growing local economies. In this regard, China and India continued to contribute an increasing share of world growth. The easing of credit by UK and US central banks is now addressing the liquidity concerns in the global credit market and the further weakening of the US dollar helped international equity outpace returns on domestic equity investments. For the period, the International Fund's relative outperformance was propelled by positive performance from materials, energy, industrials and telecommunication holdings. Of continued note are exposures to agricultural chemicals, the Canadian oils sands, infrastructure, industrials and semi-conductors.

The GE Fixed Income Fund (the "Fixed Income Fund") underperformed its benchmark, the Lehman Brothers Aggregate Bond Index, by 1.16% over the last six months. Triggered by the troubled sub-prime mortgage market and heightened by rising consumer delinquencies and the prospects for weaker economic growth, credit spreads significantly widened, reducing the prices of commercial mortgage backed securities (CMBS), asset backed securities (ABS) and corporate debt. Although the Federal Reserve has eased aggressively since August 2007, declining bond prices triggered significant marked-to-market losses on the balance sheets of financial institutions and severely curtailed market liquidity. The resulting flight to quality caused Treasury Securities to rally and propped up the overall index return.

Duration and yield curve positioning within the treasury market benefited the Fixed Income Fund, as did underweighting mortgaged-backed securities (MBS) and investment grade credits. However, the Fixed Income Fund suffered from price deterioration on short-term, AAA-rated, ABS securities held in the portfolio as the market perceived an increased risk of default and was also negatively impact by its small weights in high yield and emerging markets securities.

The Fund invests in several asset classes to provide a balanced, diversified investment portfolio, and we adjust its weightings to each underlying asset class based on its relative attractiveness, within the proscribed ranges. At the quarter end, we remained somewhat cautious on the equity markets and retained a higher cash balance than our long-term target in order to reduce risk. Within each underlying fund, portfolio managers employ a bottom-up fundamentally based security selection approach. During the last six months, this combination of tops-down and bottoms-up approach allowed the Fund to handily exceed its peer group average.

GE Aggressive Strategy Fund                   Understanding Your Fund's Expenses
--------------------------------------------------------------------------------


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended March 31, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


OCTOBER 1, 2007 - MARCH 31, 2008
------------------------------------------------------------------------------------------------------------------------------------
                                     ACCOUNT VALUE AT THE             ACCOUNT VALUE AT THE             EXPENSES PAID
                                  BEGINNING OF THE PERIOD ($)         END OF THE PERIOD ($)      DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                            927.41                        0.97
------------------------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.72                        1.01
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD OCTOBER 01, 2007 - MARCH 31, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED MARCH 31, 2008 WAS (7.26)%.

See Notes to Financial Statements.

GE LifeStyle Funds                                     Portfolio Management Team
--------------------------------------------------------------------------------


The mix of underlying GE Funds in which each of the GE STRATEGY FUNDS invests is determined by GEAM's asset allocation committee, subject to approval of the Board of Trustees. The asset allocation committee is led by a team of portfolio managers who are jointly and primarily responsible for the asset allocation of each Fund. The following sets forth the role of the primary portfolio manager of the Funds followed by the portfolio manager's biographical information.

PORTFOLIO MANAGER BIOGRAPHIES

The following sets forth biographical information for Ms. Studer. The Statement of Additional Information (SAI) provides the following additional information about the portfolio manager: (i) the portfolio manager's compensation; (ii) other accounts managed by the portfolio manager; and (iii) the portfolio manager's ownership of shares of each Fund, if any.

JUDITH A. STUDER is a Director and Executive Vice President of GE Asset Management and President - U.S. Equities at GE Asset Management. Ms. Studer is vested with oversight authority for determining asset allocations for the GE STRATEGY FUNDS and has been doing so since July 2004. Ms. Studer joined GE Asset Management in August 1984. She became Senior Vice President - U.S. Equities in 1991, Senior Vice President - International Equities in 1995, and President - Investment Strategies in July 2006 and President - U.S. Equities in June 2007.

ABOUT THE BOARD OF TRUSTEES

The Board of Trustees of the GE STRATEGY FUNDS has overall responsibility for supervising and overseeing the management of the Funds. As with most mutual funds, the Board of Trustees has delegated responsibility for day-to-day operations of the Funds to the Investment Adviser. Still, the Board of Trustees is responsible for approving:

o proposed changes to the allocation ranges for investing in equity versus income underlying GE Funds;

o proposed additions or deletions to the mix of underlying GE Funds; and

o proposed changes to the allocation targets and ranges among the underlying GE Funds.

Financial Highlights
Selected data based on a share outstanding throughout the period indicated
--------------------------------------------------------------------------------


                                                                                      GE CONSERVATIVE
                                                                                          STRATEGY
                                                                                            FUND

                                                                   3/31/08+   9/30/07    9/30/06  9/30/05   9/30/04    9/30/03
------------------------------------------------------------------------------------------------------------------------------------
Inception date                                                                                                       1/5/98

Net asset value, beginning of period ...........................    $12.05    $11.06     $10.57   $10.11     $ 9.61    $ 9.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .......................................      0.21      0.40       0.32     0.31       0.24      0.15
   Net realized and unrealized gains (losses)
      on investments ...........................................     (0.50)     0.94       0.46     0.46       0.47      0.77
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ..............     (0.29)     1.34       0.78     0.77       0.71      0.92
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .......................................      0.38      0.35       0.29     0.31       0.21      0.84
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ............................................      0.38      0.35       0.29     0.31       0.21      0.84
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .................................    $11.38    $12.05     $11.06   $10.57     $10.11    $ 9.61
====================================================================================================================================

TOTAL RETURN(a) ................................................     (2.46)%   12.37%      7.55%    7.69%      7.50%    10.25%


RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ....................    $3,376    $3,092     $3,318   $2,873     $2,521    $2,625
   Ratios to average net assets:
      Net investment income* ...................................      3.53%     3.32%      3.07%    2.92%      2.12%     2.22%
      Net expenses(b)* .........................................      0.21%     0.20%      0.20%    0.20%      0.20%     0.20%
      Gross expenses(b)* .......................................      0.20%     0.26%      0.21%    0.21%      0.21%     0.21%
   Portfolio turnover rate .....................................        47%       40%         9%      20%        44%       30%
====================================================================================================================================

                                                                                          GE MODERATE
                                                                                           STRATEGY
                                                                                             FUND

                                                                    3/31/08+   9/30/07   9/30/06   9/30/05    9/30/04  9/30/03
---------------------------------------------------------------------------------------------------------------------------------
Inception date                                                                                                       1/5/98

Net asset value, beginning of period ...........................     $ 11.86   $ 10.52   $  9.82  $  9.07    $  8.35   $  7.71
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .......................................        0.20      0.29      0.23     0.25       0.13      0.14
   Net realized and unrealized gains (losses)
      on investments ...........................................       (0.80)     1.32      0.68     0.74       0.72      0.81
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ..............       (0.60)     1.61      0.91     0.99       0.85      0.95
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .......................................        0.29      0.27      0.21     0.24       0.13      0.31
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ............................................        0.29      0.27      0.21     0.24       0.13      0.31
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .................................     $ 10.97   $ 11.86   $ 10.52  $  9.82    $  9.07   $  8.35
=================================================================================================================================

TOTAL RETURN(a) ................................................       (5.14)%   15.53%     9.37%   11.00%     10.21%    12.70%


RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ....................     $17,993   $19,117   $19,356  $16,969    $15,065   $13,962
   Ratios to average net assets:
      Net investment income* ...................................        3.46%     2.58%     2.28%    2.63%      1.42%     1.59%
      Net expenses(b)* .........................................        0.20%     0.20%     0.20%    0.20%      0.20%     0.20%
      Gross expenses(b)* .......................................        0.20%     0.33%     0.20%    0.21%      0.21%     0.21%
   Portfolio turnover rate .....................................          21%       16%        6%      11%        16%       22%
=================================================================================================================================

                                                                                          GE AGGRESSIVE
                                                                                            STRATEGY
                                                                                              FUND

                                                                    3/31/08+    9/30/07   9/30/06   9/30/05    9/30/04  9/30/03
-----------------------------------------------------------------------------------------------------------------------------------
Inception date                                                                                                        1/5/98

Net asset value, beginning of period ...........................      $14.00     $12.06    $11.07    $ 9.98    $ 8.93     $ 7.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .......................................        0.22       0.25      0.19      0.28      0.08       0.09
   Net realized and unrealized gains (losses)
      on investments ...........................................       (1.22)      1.92      0.97      1.08      1.04       1.02
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ..............       (1.00)      2.17      1.16      1.36      1.12       1.11
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .......................................        0.28       0.23      0.17      0.27      0.07       0.16
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ............................................        0.28       0.23      0.17      0.27      0.07       0.16
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .................................      $12.72     $14.00    $12.06    $11.07    $ 9.98     $ 8.93
===================================================================================================================================

TOTAL RETURN(a) ................................................       (7.26)%    18.20%    10.62%    13.72%    12.60%     14.14%


RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ....................      $8,703     $9,634    $9,518    $7,353    $6,200     $5,439
   Ratios to average net assets:
      Net investment income* ...................................        3.37%      1.99%     1.64%     2.55%     0.78%      0.95%
      Net expenses(b)* .........................................        0.20%      0.20%     0.20%     0.20%     0.20%      0.20%
      Gross expenses(b)* .......................................        0.20%      0.31%     0.21%     0.21%     0.21%      0.21%
   Portfolio turnover rate .....................................          13%        18%        8%        6%       16%        19%
====================================================================================================================================


NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS, AND ASSUME NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES OF THE FUNDS AND OF THE UNDERLYING GE FUNDS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

(B) EXPENSE RATIOS DON'T INCLUDE EXPENSES OF THE UNDERLYING FUNDS (NOTE 6).

*   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

+   UNAUDITED

See Notes to Financial Statements.

12 & 13

Statement of Net Assets
--------------------------------------------------------------------------------


GE Conservative Strategy Fund
March 31, 2008 (unaudited)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          NUMBER
                                                                                         OF SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 99.5%
------------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A) ........................................................     35,388              $   869,831
GE Fixed Income Fund (Class A) .......................................................    139,983                1,686,797
GE International Equity Fund (Class A) ...............................................     21,010                  438,062
GE Small-Cap Equity Fund (Class A) ...................................................     11,772                  134,313
GEI Investment Fund ..................................................................      6,623                    5,166
GE Money Market Fund (Institutional Class) ...........................................    226,171                  226,171

TOTAL AFFILIATED INVESTMENTS
   COST ($3,465,685) .................................................................                           3,360,340
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.5%
------------------------------------------------------------------------------------------------------------------------------------
Other assets .........................................................................                              22,402
LIABILITIES
  Payable to GEAM ....................................................................                                 573
  Other liabilities ..................................................................                               5,834
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES .........................................................                              15,995
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ...........................................................................                          $3,376,335
====================================================================================================================================


NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------------------------------------
Capital paid in ......................................................................                           3,450,485
Undistributed net investment income ..................................................                              18,378
Accumulated net realized gain ........................................................                              12,817
Net unrealized (depreciation) on:
  Affiliated investments .............................................................                            (105,345)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ...........................................................................                          $3,376,335
====================================================================================================================================


Shares outstanding (unlimited number of shares authorized) ...........................                             296,584
Net asset value, offering and redemption price per share .............................                              $11.38


See Notes to Financial Statements.

Statement of Net Assets
--------------------------------------------------------------------------------

GE Moderate Strategy Fund
March 31, 2008 (unaudited)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          NUMBER
                                                                                         OF SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 99.8%
------------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A) ........................................................    234,372            $   5,760,861
GE Fixed Income Fund (Class A) .......................................................    444,370                5,354,663
GE International Equity Fund (Class A) ...............................................    184,155                3,839,637
GE Small-Cap Equity Fund (Class A) ...................................................    175,496                2,002,403
GEI Investment Fund ..................................................................     28,952                   22,582
GE Money Market Fund (Institutional Class) ...........................................    971,881                  971,881

TOTAL AFFILIATED INVESTMENTS
   COST ($17,654,166) ................................................................                          17,952,027
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.2%
------------------------------------------------------------------------------------------------------------------------------------
Other assets .........................................................................                              61,448
LIABILITIES
  Payable to GEAM ....................................................................                               3,033
  Other liabilities ..................................................................                              17,892
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES .........................................................                              40,523
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ...........................................................................                         $17,992,550
====================================================================================================================================


NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------------------------------------
Capital paid in ......................................................................                          18,942,078
Undistributed net investment income ..................................................                              59,454
Accumulated net realized (loss) ......................................................                          (1,306,843)
Net unrealized appreciation on:
   Affiliated investments ............................................................                             297,861
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ...........................................................................                         $17,992,550
====================================================================================================================================


Shares outstanding (unlimited number of shares authorized) ...........................                           1,639,773
Net asset value, offering and redemption price per share .............................                              $10.97


See Notes to Financial Statements.

Statement of Net Assets
--------------------------------------------------------------------------------


GE Aggressive Strategy Fund
March 31, 2008 (unaudited)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                           NUMBER
                                                                                          OF SHARES                VALUE

------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 99.6%
------------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A) ........................................................    122,030              $ 2,999,495
GE Fixed Income Fund (Class A) .......................................................    120,732                1,454,821
GE International Equity Fund (Class A) ...............................................    115,417                2,406,454
GE Small-Cap Equity Fund (Class A) ...................................................    134,065                1,529,681
GEI Investment Fund ..................................................................      7,681                    5,991
GE Money Market Fund (Institutional Class) ...........................................    274,175                  274,175

TOTAL AFFILIATED INVESTMENTS
   COST ($8,597,819) .................................................................                           8,670,617
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.4%
------------------------------------------------------------------------------------------------------------------------------------
Other assets .........................................................................                              38,149
LIABILITIES
  Payable to GEAM ....................................................................                               1,461
  Other liabilities ..................................................................                               4,756
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES .........................................................                              31,932
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ...........................................................................                          $8,702,549
====================================================================================================================================


NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------------------------------------
Capital paid in ......................................................................                           8,323,807
Undistributed net investment income ..................................................                              14,302
Accumulated net realized gain ........................................................                             291,642
Net unrealized appreciation on:
    Affiliated investments ...........................................................                              72,798
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ...........................................................................                          $8,702,549
====================================================================================================================================


Shares outstanding (unlimited number of shares authorized) ...........................                             684,212
Net asset value, offering and redemption price per share .............................                              $12.72


See Notes to Financial Statements.

Statements of Operations
--------------------------------------------------------------------------------
For the period ended March 31, 2008 (unaudited)


                                                           GE CONSERVATIVE            GE MODERATE            GE AGGRESSIVE
                                                              STRATEGY                 STRATEGY                STRATEGY
                                                                FUND                     FUND                    FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   AFFILIATED INCOME:
      Dividend .........................................    $   20,528              $    196,351            $    125,275
      Interest .........................................        39,642                   145,860                  40,256
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME ........................................        60,170                   342,211                 165,531
------------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees .................         3,204                    18,675                   9,260
      Transfer agent fees ..............................            47                        47                      80
      Trustees fees ....................................            13                       126                      26
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES BEFORE REIMBURSEMENT ................         3,264                    18,848                   9,366
------------------------------------------------------------------------------------------------------------------------------------
      Less: Expenses waived or borne
         by the adviser ................................           125                      (494)                   (164)
      Add: Expenses reimbursed to the adviser ..........           (20)                      (87)                    (26)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses .....................................         3,369                    18,267                   9,176
------------------------------------------------------------------------------------------------------------------------------------
      NET INVESTMENT INCOME ............................        56,801                   323,944                 156,355
------------------------------------------------------------------------------------------------------------------------------------


NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
      Net realized gain on affiliated investments ......       165,653                 1,655,566                 933,135
      Net change in unrealized depreciation
         on affiliated investments .....................      (295,030)               (2,964,440)             (1,800,650)
------------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized loss
         on affiliated investments .....................      (129,377)               (1,308,874)               (867,515)
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ..................................    $  (72,576)             $   (984,930)          $    (711,160)
------------------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                             GE CONSERVATIVE
                                                                                STRATEGY
                                                                                  FUND

                                                          SIX MONTHS ENDED                  YEAR
                                                               3/31/08                     ENDED
                                                             (UNAUDITED)                   9/30/07
-----------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   Operations:
      Net investment income ............................     $   56,801                 $  108,962
      Net realized gain on investments .................        165,653                    247,305
      Net increase (decrease) in
         unrealized appreciation/
         (depreciation) on investments .................       (295,030)                    15,719
-----------------------------------------------------------------------------------------------------------
      Net increase (decrease)
         from operations ...............................        (72,576)                   371,986
-----------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income ............................        (98,329)                  (104,350)
-----------------------------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS ................................        (98,329)                  (104,350)
-----------------------------------------------------------------------------------------------------------
      Increase (decrease) in net
         assets from operations
         and distributions .............................       (170,905)                   267,636
-----------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares .....................        827,997                  1,355,649
      Value of distributions reinvested ................         98,328                    104,350
      Cost of shares redeemed ..........................       (471,252)                (1,953,854)
-----------------------------------------------------------------------------------------------------------
      Net increase (decrease) from
         share transactions ............................        455,073                   (493,855)
-----------------------------------------------------------------------------------------------------------
      TOTAL INCREASE (DECREASE) IN
         NET ASSETS ....................................        284,168                   (226,219)
-----------------------------------------------------------------------------------------------------------


NET ASSETS
   Beginning of year ...................................      3,092,167                  3,318,386
-----------------------------------------------------------------------------------------------------------
   End of year .........................................     $3,376,335                 $3,092,167
===========================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME, END OF YEAR .................................     $   18,378                 $   59,906


CHANGES IN FUND SHARES

Shares sold by subscription ............................         71,826                    118,100
Shares issued for
   distributions reinvested ............................          8,404                      9,325
Shares redeemed ........................................        (40,357)                  (170,704)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   fund shares .........................................         39,873                    (43,279)
===========================================================================================================

                                                                                GE MODERATE
                                                                                 STRATEGY
                                                                                   FUND

                                                           SIX MONTHS ENDED                     YEAR
                                                                3/31/08                        ENDED
                                                              (UNAUDITED)                      9/30/07
-----------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   Operations:
      Net investment income ............................       $   323,944                  $   499,202
      Net realized gain on investments .................         1,655,566                    1,570,908
      Net increase (decrease) in
         unrealized appreciation/
         (depreciation) on investments .................        (2,964,440)                     700,751
-----------------------------------------------------------------------------------------------------------
      Net increase (decrease)
         from operations ...............................          (984,930)                   2,770,861
-----------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      NET INVESTMENT INCOME ............................          (474,438)                    (490,390)
-----------------------------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS ................................          (474,438)                    (490,390)
-----------------------------------------------------------------------------------------------------------
      Increase (decrease) in net
         assets from operations
         and distributions .............................        (1,459,368)                   2,280,471
-----------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares .....................         1,192,042                    3,356,939
      Value of distributions reinvested ................           474,435                      490,390
      Cost of shares redeemed ..........................        (1,331,629)                  (6,366,649)
-----------------------------------------------------------------------------------------------------------
      Net increase (decrease) from
         share transactions ............................           334,848                   (2,519,320)
-----------------------------------------------------------------------------------------------------------
      TOTAL INCREASE (DECREASE) IN
         NET ASSETS ....................................        (1,124,520)                    (238,849)
-----------------------------------------------------------------------------------------------------------


NET ASSETS
   Beginning of year ...................................        19,117,070                   19,355,919
-----------------------------------------------------------------------------------------------------------
   End of year .........................................       $17,992,550                  $19,117,070
===========================================================================================================
Undistributed net investment
   income, end of year .................................       $    59,454                  $   209,948


CHANGES IN FUND SHARES

Shares sold by subscription ............................           104,071                      300,868
Shares issued for
   distributions reinvested ............................            41,113                       45,197
Shares redeemed ........................................          (116,803)                    (574,554)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   fund shares .........................................            28,381                     (228,489)
===========================================================================================================

                                                                                  GE AGGRESSIVE
                                                                                    STRATEGY
                                                                                      FUND

                                                              SIX MONTHS ENDED                    YEAR
                                                                   3/31/08                       ENDED
                                                                 (UNAUDITED)                     9/30/07
-------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   Operations:
      Net investment income ............................          $  156,355                  $  193,601
      Net realized gain on investments .................             933,135                     952,804
      Net increase (decrease) in
         unrealized appreciation/
         (depreciation) on investments .................          (1,800,650)                    438,407
-------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
         from operations ...............................            (711,160)                  1,584,812
-------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income ............................            (196,461)                   (186,705)
-------------------------------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS ................................            (196,461)                   (186,705)
-------------------------------------------------------------------------------------------------------------
      Increase (decrease) in net
         assets from operations
         and distributions .............................            (907,621)                  1,398,107
-------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares .....................             999,111                   2,430,946
      Value of distributions reinvested ................             196,459                     186,705
      Cost of shares redeemed ..........................          (1,219,765)                 (3,898,942)
-------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from
         share transactions ............................             (24,195)                 (1,281,291)
-------------------------------------------------------------------------------------------------------------
      TOTAL INCREASE (DECREASE) IN
         NET ASSETS ....................................            (931,816)                    116,816
-------------------------------------------------------------------------------------------------------------


NET ASSETS
   Beginning of year ...................................           9,634,365                   9,517,549
-------------------------------------------------------------------------------------------------------------
   End of year .........................................          $8,702,549                  $9,634,365
=============================================================================================================
Undistributed net investment
   income, end of year .................................          $   14,302                  $   54,408


CHANGES IN FUND SHARES

Shares sold by subscription ............................              74,171                      186,646
Shares issued for
   distributions reinvested ............................              14,445                       14,759
Shares redeemed ........................................             (92,631)                    (302,107)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   fund shares .........................................              (4,015)                    (100,702)
=============================================================================================================


See Notes to Financial Statements.

Notes To Financial Statements                         March 31, 2008 (unaudited)
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE FUNDS

GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. It currently comprises six investment funds (each a "Fund" and collectively the "Funds"), three of which are included in a separate report. Each Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds and cash equivalents suited to the Fund's particular investment objective. The objectives of the funds are as follows:

GE Conservative Strategy Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 38% to 52% of its net assets in equity funds and 48% to 58% in fixed income funds.

GE Moderate Strategy Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 55% to 75% of its net assets in equity funds and 25% to 41% in fixed income funds.

GE Aggressive Strategy Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 74% to 91% of its net assets in equity funds and 9% to 22% in fixed income funds.


2.   SUMMARY OF SIGNIFICANT
     ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS. Investments in the underlying GE Funds are valued at the net asset value (NAV) per share class of each underlying GE Funds, as calculated as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, each day the NYSE is open for trading. The underlying GE Funds' portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. Municipal obligations are valued at the quoted bid prices.

An underlying GE Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. All portfolio securities of the GE Money Market Fund and any short-term securities held by any other underlying GE Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost.

All assets and liabilities of the underlying GE Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Notes To Financial Statements                         March 31, 2008 (unaudited)
--------------------------------------------------------------------------------


Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the underlying GE Funds' fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service. Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these valuation procedures will always better represent the price at which an underlying GE Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Capital gain distributions from investments in the underlying GE Funds are included in the Statement of Operations in realized gain/loss on investments. Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPURCHASE AGREEMENTS Each of the Funds may engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

INVESTMENTS IN FOREIGN MARKETS Each Fund is subject to the investment risk associated with an investment in the underlying GE Funds, some of which may invest in foreign securities. Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

Notes To Financial Statements                         March 31, 2008 (unaudited)
--------------------------------------------------------------------------------


At March 31, 2008, information on the tax cost of investments is as follows:

                                                                                                                NET TAX
                                               COST OF             GROSS TAX             GROSS TAX           APPRECIATION/
                                             INVESTMENTS          UNREALIZED            UNREALIZED         (DEPRECIATION) ON
                                          FOR TAX PURPOSES       APPRECIATION          DEPRECIATION           INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
GE Conservative Strategy Fund              $  3,510,446         $     36,288         $   (186,394)             $(150,106)
GE Moderate Strategy Fund                    18,103,545            1,105,148           (1,256,666)              (151,518)
GE Aggressive Strategy Fund                   8,754,115              713,223             (796,721)               (83,498)

As of March 31, 2008, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income. During the year ended September 30, 2007, GE Conservative Strategy Fund, GE Moderate Strategy Fund and GE Aggressive Strategy Fund utilized capital loss carryovers in the amount of $266,049; $1,226,024 and $833,509, respectively.

FUND                                  AMOUNT        EXPIRES
--------------------------------------------------------------------------------
GE Conservative Strategy Fund      $  108,075       09/30/11
--------------------------------------------------------------------------------
GE Moderate Strategy Fund           2,101,230       09/30/11
                                      411,800       09/30/12
--------------------------------------------------------------------------------
GE Aggressive Strategy Fund           349,069       09/30/11
                                      136,128       09/30/12

Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Funds did not incur net capital or currency losses after October 31, 2006.

The tax composition of distributions paid during the year ended September 30, 2007 and September 30, 2006 were as follows:

                                   YEAR ENDED SEPTEMBER 30, 2007
                                 ---------------------------------
                                  ORDINARY       LONG-TERM
                                   INCOME       CAPITAL GAINS
------------------------------------------------------------------
GE Conservative Strategy Fund     $104,350          $--
GE Moderate Strategy Fund          490,390           --
GE Aggressive Strategy Fund        186,705           --

                                   YEAR ENDED SEPTEMBER 30, 2006
                                 ---------------------------------
                                  ORDINARY       LONG-TERM
                                   INCOME       CAPITAL GAINS
------------------------------------------------------------------
GE Conservative Strategy Fund     $ 79,418          $--
GE Moderate Strategy Fund          354,034           --
GE Aggressive Strategy Fund        119,003           --


On October 1, 2007, the Fund adopted FIN 48, "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN 48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2004, 2005, 2006 and 2007 calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

DISTRIBUTIONS TO SHAREHOLDERS The Funds declare and pay dividends of investment income and net realized capital gains annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

Notes To Financial Statements                         March 31, 2008 (unaudited)
--------------------------------------------------------------------------------


There were no reclassifications for the period ended March 31, 2008.

INVESTMENT INCOME Income and capital gain distributions from underlying GE Funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Interest income on the Statement of Operations includes interest income earned by the short-term investments of the Funds.

EXPENSES The Funds pay a fee to GE Asset Management Incorporated ("GEAM"), a wholly-owned subsidiary of General Electric Company, for the Funds' advisory and administration services. This fee includes normal operating expenses payable by the Funds, except for fees and expenses of the Trust's independent Trustees, transfer agent fees, brokerage fees and commissions, and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).


3.   FEES AND COMPENSATION
     PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION FEES Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEAM by each Fund are calculated at the annual rate of 0.20%. GEAM has agreed to assume certain operating expenses of each Fund (exclusive of advisory and administation fees) in order to maintain each GE Strategy Fund's net fund operating expenses at or below predetermined levels through January 29, 2009, which may be renewed or discontinued without notice in the future. This agreement can only be changed with the approval of the GE Strategy Funds' Board of Trustees and GEAM. Had these expenses not been absorbed, the returns would have been lower.

TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity for other Funds advised by GEAM. Compensation paid to unaffiliated Trustees is reflected on the Statement of Operations. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each Fund. (For additional information about Trustees compensation please refer to the Statement of Additional Information.)

OTHER For the period ended March 31, 2008, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of the Funds' shares.


4.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of the underlying GE Funds, excluding short-term investments, for the period ended March 31, 2008, were as follows:

                                   PURCHASES         SALES
--------------------------------------------------------------------------------
GE Conservative Strategy Fund     $1,596,243     $1,433,034

GE Moderate Strategy Fund          5,172,483      3,855,105

GE Aggressive Strategy Fund        2,033,642      1,230,846


5.   BENEFICIAL INTEREST

The schedule below shows the number of shareholders each owning 5% or more of a Fund and the total percentage of the Fund held by such shareholders at March 31, 2008.

                 5% OR GREATER SHAREHOLDERS
                 --------------------------
                                  % OF         % OF FUND HELD
                     NUMBER     FUND HELD     BY GE AFFILIATES*
--------------------------------------------------------------------------------
GE Conservative
  Strategy Fund         2           99%             99%
GE Moderate
  Strategy Fund         1           96%             96%
GE Aggressive
  Strategy Fund         2           99%             99%

Investment activities of these shareholders could have a material impact on these Funds.

* INCLUDED IN THE 5% OR GREATER SHAREHOLDERS PERCENTAGE.

Notes To Financial Statements                         March 31, 2008 (unaudited)
--------------------------------------------------------------------------------


6.   OTHER INFORMATION

Due to concentrated investments in the GE U.S. Equity Fund, GE Fixed Income Fund, GE International Equity Fund, and GE Small-Cap Equity Fund, the following financial highlights disclosure will provide additional information relevant to the investments.

                                                                                         GE U.S. EQUITY FUND CLASS A
----------------------------------------------------------------------------------------------------------------------------------
                                                                       3/31/08+               9/30/07                  9/30/06
----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                            --                    --                       --
Net asset value, beginning of period ...............................    $31.03                $30.00                  $28.69
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) .................................      0.11                  0.34                    0.29
  Net realized and unrealized
   gains (losses) on investments ...................................     (3.32)                 4.27                    2.76
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                                                  (3.21)                 4.61                    3.05
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ............................................      0.25                  0.42                    0.46
  Net realized gains ...............................................      2.99                  3.16                    1.28
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ................................................      3.24                  3.58                    1.74
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .....................................    $24.58                $31.03                  $30.00
==================================================================================================================================

TOTAL RETURN (a) ...................................................    (11.21)%               16.59%                  11.13%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .........................  $263,651              $316,324                $298,764
  Ratios to average net assets:
   Net investment income* ..........................................      0.82%                 1.15%                   1.00%
   Net expenses* ...................................................      0.79%                 0.76%                   0.80%
   Gross expenses*                                                        0.79%                 0.76%                   0.80%
  Portfolio turnover rate ..........................................        57%                   53%                     46%
----------------------------------------------------------------------------------------------------------------------------------

                                                                                       GE U.S. EQUITY FUND CLASS A
----------------------------------------------------------------------------------------------------------------------------------
                                                                         9/30/05              9/30/04                    9/30/03
----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                             --                   --                       1/5/93
Net asset value, beginning of period ...............................     $26.41               $24.19                     $20.31
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) .................................       0.36                 0.20                       0.16
  Net realized and unrealized
   gains (losses) on investments ...................................       2.11                 2.19                       3.91
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                                                    2.47                 2.39                       4.07
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ............................................       0.19                 0.17                       0.19
  Net realized gains ...............................................        --                   --                         --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ................................................       0.19                 0.17                       0.19
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .....................................     $28.69               $26.41                     $24.19
==================================================================================================================================

TOTAL RETURN (a) ...................................................       9.40%                9.87%                     20.09%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .........................   $339,327             $337,920                   $315,980
  Ratios to average net assets:
   Net investment income* ..........................................       1.28%                0.77%                      0.72%
   Net expenses* ...................................................       0.78%                0.78%                      0.83%
   Gross expenses*                                                         0.78%                0.78%                      0.83%
  Portfolio turnover rate ..........................................         36%                  29%                        26%
----------------------------------------------------------------------------------------------------------------------------------

Notes To Financial Statements                         March 31, 2008 (unaudited)
--------------------------------------------------------------------------------


                                                                                 GE FIXED INCOME FUND CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                      3/31/08+                9/30/07                9/30/06
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE .....................................................      --                     --                     --
Net asset value, beginning of period ...............................    $11.84                  $11.90                 $12.12
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ........................................      0.27                    0.61                   0.57
  Net realized and unrealized
   gains (losses) on investments ...................................      0.21                   (0.07)                 (0.20)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
  INVESTMENT OPERATIONS ............................................      0.48                    0.54                   0.37
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                                                   0.27                    0.60                   0.56
  Net realized gains ...............................................     --                      --                      0.03
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ................................................      0.27                    0.60                   0.59
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .....................................    $12.05                  $11.84                 $11.90
====================================================================================================================================


TOTAL RETURN (a) ...................................................      4.07%                   4.77%                  3.13%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .........................   $123,394                $121,475               $130,779
  Ratios to average net assets:
   Net investment income* ..........................................      4.46%                   5.10%                  4.84%
   Net expenses* ...................................................      0.85%                   0.82%                  0.80%
   Gross expenses* .................................................      0.85%                   0.83%                  0.86%
  Portfolio turnover rate ..........................................       431%                    385%                   337%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  GE FIXED INCOME FUND CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                         9/30/05                9/30/04                    9/30/03
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE .....................................................        --                     --                       1/5/93
Net asset value, beginning of period ...............................     $12.56                   $12.78                    $12.75
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ........................................       0.48                     0.41                      0.41
  Net realized and unrealized
   gains (losses) on investments ...................................      (0.22)                   (0.04)                     0.16
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
  INVESTMENT OPERATIONS ............................................       0.26                     0.37                      0.57
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                                                    0.47                     0.42                      0.44
  Net realized gains ...............................................       0.23                     0.17                      0.10
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ................................................       0.70                     0.59                      0.54
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .....................................     $12.12                   $12.56                    $12.78
====================================================================================================================================


TOTAL RETURN (a) ...................................................       2.11%                    2.99%                     4.58%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .........................    $142,688                 $153,014                  $167,091
  Ratios to average net assets:
   Net investment income* ..........................................       3.85%                    3.30%                     3.20%
   Net expenses* ...................................................       0.80%                    0.78%                     0.78%
   Gross expenses* .................................................       0.81%                    0.79%                     0.78%
  Portfolio turnover rate ..........................................        311%                     363%                      381%
------------------------------------------------------------------------------------------------------------------------------------


                                                                               GE INTERNATIONAL EQUITY FUND CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                      3/31/08+                9/30/07                 9/30/06
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                           --                      --                     --
Net asset value, beginning of period ...............................    $25.05                  $18.79                 $15.87
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) .................................      0.15                    0.23                   0.16
  Net realized and unrealized
   gains (losses) on investments ...................................     (1.66)                   6.21                   2.90
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ............................................     (1.51)                   6.44                   3.06
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ............................................      0.23                    0.16                   0.14
  Net realized gains ...............................................      2.46                    0.02                   --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ................................................      2.69                    0.18                   0.14
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .....................................    $20.85                  $25.05                 $18.79
====================================================================================================================================


TOTAL RETURN (a) ...................................................     (6.50)%                 34.50%                 19.38%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ..................................................    $64,087                 $56,956                $40,564
  Ratios to average net assets:
   Net investment income (loss)*                                          1.28%                   1.06%                  0.90%
   Net expenses* ...................................................      1.47%                   1.45%                  1.58%
   Gross expenses* .................................................      1.47%                   1.45%                  1.58%
  Portfolio turnover rate ..........................................        37%                     38%                    39%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                    GE INTERNATIONAL EQUITY FUND CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                        9/30/05                 9/30/04                     9/30/03
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                            --                       --                         3/2/94
Net asset value, beginning of period ...............................     $12.73                   $10.58                     $9.41
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) .................................       0.14                     0.09                      0.07
  Net realized and unrealized
   gains (losses) on investments ...................................       3.07                     2.11                      1.17
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ............................................       3.21                     2.20                      1.24
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ............................................       0.07                     0.05                      0.07
  Net realized gains ...............................................        --                       --                        --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ................................................       0.07                     0.05                      0.07
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .....................................     $15.87                   $12.73                    $10.58
====================================================================================================================================


TOTAL RETURN (a) ...................................................      25.32%                   20.88%                    13.18%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ..................................................     $28,881                  $23,144                   $19,694
  Ratios to average net assets:
   Net investment income (loss)*                                           0.97%                    0.69%                     0.75%
   Net expenses* ...................................................       1.42%                    1.58%                     1.51%
   Gross expenses* .................................................       1.43%                    1.58%                     1.51%
  Portfolio turnover rate ..........................................         66%                      31%                       68%
------------------------------------------------------------------------------------------------------------------------------------

Notes To Financial Statements                         March 31, 2008 (unaudited)
--------------------------------------------------------------------------------


                                                                                  GE SMALL-CAP EQUITY FUND CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                     3/31/08+                   9/30/07             9/30/06
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                          --                        --                     --
Net asset value, beginning of period .............................    $16.13                    $16.16               $15.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ...............................      0.01                     (0.01)               (0.02)
  Net realized and unrealized
    gains (losses) on investments ................................     (1.76)                     2.24                 1.03
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..........................................     (1.75)                     2.23                 1.01
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ..........................................       --                        --                  0.02
  Net realized gains .............................................      2.97                      2.26                 0.53
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............................................      2.97                      2.26                 0.55
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ...................................    $11.41                    $16.13               $16.16
====================================================================================================================================


TOTAL RETURN (a) .................................................    (12.47)%                   14.87%                6.60%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .......................   $47,270                   $58,523              $59,397
  Ratios to average net assets:
   Net investment income (loss)* .................................      0.21%                    (0.03%)              (0.13%)
   Net expenses* .................................................      1.33%                     1.24%                1.21%
   Gross expenses* ...............................................      1.35%                     1.24%                1.21%
  Portfolio turnover rate ........................................        17%                       37%                  38%
------------------------------------------------------------------------------------------------------------------------------------

                                                                               GE SMALL-CAP EQUITY FUND CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                       9/30/05               9/30/04                 9/30/03
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                               --                    --                  9/30/98
Net asset value, beginning of period .............................        $14.87                $12.67                 $11.49
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ...............................          0.04                 (0.06)                (0.01)
  Net realized and unrealized
    gains (losses) on investments ................................          2.89                  2.26                  1.19
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..........................................          2.93                  2.20                  1.18
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ..........................................          --                     --                    --
  Net realized gains .............................................          2.10                   --                    --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............................................          2.10                   --                    --
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ...................................        $15.70                $14.87                $12.67
====================================================================================================================================


TOTAL RETURN (a) .................................................         20.87%                17.36%                10.27%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .......................       $56,235               $48,852               $51,902
  Ratios to average net assets:
   Net investment income (loss)* .................................          0.26%                (0.38%)               (0.06%)
   Net expenses* .................................................          1.21%                 1.24%                 1.24%
   Gross expenses* ...............................................          1.21%                 1.25%                 1.24%
  Portfolio turnover rate ........................................            34%                   93%                  122%
------------------------------------------------------------------------------------------------------------------------------------


NOTES TO OTHER INFORMATION
--------------------------------------------------------------------------------

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS, AND ASSUME NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES, TOTAL RETURNS WOULD HAVE BEEN LOWER. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(B) NET INVESTMENT INCOME PER SHARE IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

*   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

+   UNAUDITED

Advisory Agreement Renewal  (unaudited)
--------------------------------------------------------------------------------


The Fund Board, including the independent Board members, considered and unanimously approved the continuance of each of the Funds investment advisory and administration agreements with GE Asset Management Incorporated ("GEAM") at meetings held on December 5 and December 12, 2007.

In considering whether to approve the Funds' investment advisory agreements, the Board members, including the independent members, considered and discussed a substantial amount of information and analysis provided, at the Board's request, by GEAM. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. ("Lipper"). The Board members reviewed the fees charged by GEAM for other mutual funds and investment products other than mutual funds that employ the same investment strategies as the Funds.

Before approving the Funds' advisory agreements, the Board members reviewed the proposed continuance of the agreements with management of GEAM and with independent legal counsel. The Board members also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuances. The independent Board members discussed the proposed continuances in detail during a private session with their independent legal counsel at which no representatives of GEAM were present. The independent Board members and their independent legal counsel requested, and received and considered, additional information from GEAM following this session.

In advance of the meetings, and in response to their request, the Board members received from GEAM written responses to their inquiries, which included substantial exhibits and other materials related to GEAM's business and the services it provides to the Fund. The Board members took into account their multi-year experience as Board members and particularly their consideration of these agreements in recent years, noting that the information was presented in a similar manner and format. To focus their review, the Board members asked GEAM management, in their oral presentations, to highlight material differences from the information presented in recent years. During the meetings, the Board members had an opportunity to discuss this information with GEAM managers, including senior executives, representatives from the legal, compliance and finance departments, and investment personnel. The Board members posed questions to GEAM representatives and engaged in substantive discussions with them concerning GEAM's investment processes.

In reaching their determinations relating to continuance of the Funds' investment advisory agreements, the Board members considered all factors they believed relevant, including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Board member attributed different weights to the various factors. The Board members evaluated this information, and all other information available to them, for each Fund on a fund-by-fund basis, and their determinations were made separately in respect of each Fund. In particular, the Board members focused on the following with respect to each Fund:

THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED.
The Board members reviewed the services provided by GEAM and the Board members, including the independent members, found that GEAM provides high quality of advisory and administrative services to the Funds, continue to be satisfactory.

In connection with their consideration of GEAM's services specifically, the Board members focused on the favorable attributes of GEAM, including (i) an investment philosophy oriented toward long-term performance; (ii) effective processes used for determining investment target and ranges, selecting brokers and with respect to Fund administration, controllership and compliance activities; (iii) highly skilled professionals, including analysts, research professionals and portfolio managers with a depth of experience involving the types of Funds they oversee; (iv) access to significant technological resources from which the Funds may benefit; and (v) a favorable history and reputation. The Board members discussed with senior officers of GEAM the personnel changes made, and proposed to be made, by GEAM. The Board members noted that each Fund represents only a small portion of the assets managed by GEAM, but benefits from a full array of services and resources provided by GEAM.

In light of the foregoing, the Board members, including the independent members, concluded that GEAM provides high quality of advisory and administrative services to the Funds.

Advisory Agreement Renewal  (unaudited)
--------------------------------------------------------------------------------


INVESTMENT PERFORMANCE OF THE FUNDS.
The Board members considered the investment performance of the Funds for various periods. The Board members reviewed detailed comparisons of the performance of the Funds with the relevant securities indexes and peer groupings of mutual funds prepared by Lipper with respect to various periods. The Board members also engaged in detailed discussions with GEAM management about GEAM's investment processes, focusing on each Fund's investment objective, the number and experience of portfolio management and supporting investment personnel, the investment style and approach employed, the likely market cycles for the investment style, and, in some instances, relative underperformance in certain periods in light of their commitment to long-term satisfactory performance with respect to each Fund's investment objective and investment approach. Taking these factors into consideration, the Board members, including the independent members, concluded that each of the Fund's performance was acceptable overall.

COST OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED FROM THE RELATIONSHIP WITH THE FUNDS.

The Board members considered the cost of the services provided by GEAM. The Board members reviewed the information they had requested from GEAM concerning its profitability from the fees and services it provides to the Funds and the financial condition of GEAM for various past periods. The Board members considered the profit margin information for GEAM's investment company business as a whole, as well as GEAM's profitability data for each Fund. The Board members agreed with GEAM's assertion that, due to the unitary nature of GEAM's fee structure, where GEAM (and not the Fund) bears most of the operating expense of the Funds, and the breakpoint structure of the Funds, GEAM is sharing benefits it derives from larger asset sizes because it is not passing along these operation expenses that are typically borne by mutual funds.

The Board members reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. The Board members also discussed with GEAM the basis for its belief that the methods of allocation used were reasonable and consistent across its business. The Board members also noted the Funds' unitary fee structure where GEAM (and not the Fund) bears most of the Fund's operating expenses as well as the agreement to voluntarily Fund operation expenses, affects its profitability.

The Board members noted and discussed the additional services provided by GEAM to the Funds compared to other investment products managed by GEAM. The Board members determined that GEAM should be entitled to earn a reasonable level of profits for the services they provide to the Fund. The Board members also recognized that GEAM had made significant investments in its business and had not fully recovered the sums invested. Based on their review, the Board members, including the independent members, concluded that they were satisfied that the level of profitability achieved by GEAM from its relationship with the Funds was not unreasonable or excessive.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUNDS GROW AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE.
The Board members considered the extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale for the benefit of Fund investors. GEAM asserted, and the Board members agreed, that GEAM generally charged comparatively lower fees to the Funds since inception. The Board members also considered the substantial infrastructure investments that GEAM has made with respect to its operations and its commitment to continue investing resources to enhance services to Fund shareholders. The Board members recognized the benefits to each of the Funds of GEAM's past investment in its operations through the expenditure of sums to support its substantial infrastructure, lower Fund fees and with respect to all GEAM managed mutual funds, GEAM has not yet fully recouped that investment.

COMPARISON OF SERVICES TO BE RENDERED AND FEES TO BE PAID.
The Board members discussed the services provided to the Funds by GEAM, and the fees charged for those services. The Board members reviewed information concerning the fee and expense ratios for the Funds, and comparative information with respect to similar products. They discussed that the Fund's figures were generally below the applicable peer group average. In addition, the Board members considered their discussion with representatives of GEAM about the fees being charged to the Funds and, to the extent applicable, the effect, if any, of the Securities and Exchange Commission staff's interpretive guidance concerning soft dollars. In light of the foregoing, the Board members, including the independent members, determined that the advisory fees were reasonable in relation to the services provided to the Funds.

Advisory Agreement Renewal  (unaudited)
--------------------------------------------------------------------------------


FALL-OUT BENEFITS.

The Board members considered other actual and potential financial benefits that GEAM may derive from their relationship with the Funds, including, to the extent applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board members noted, however, that the Funds benefit from the vast array of resources available through GEAM, and that each Fund represents only a small portion of the assets managed by GEAM.

CONCLUSION.

No single factor was determinative to the Board members' decision. Based on their discussion and such other matters as were deemed relevant, the Board members, including the independent members, concluded that the proposed advisory fee rates and projected total expense ratios are reasonable in relation to the services provided to the Funds. In view of these facts, the Board members, including the independent members, concluded that the renewal of each advisory agreement was in the best interests of the Funds and their shareholders.

Additional Information  (unaudited)
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Trustees and officers of the Funds is set forth below.


INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    58

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - GEAM since February 1997; President and Chief Executive Officer - Mutual Funds at GEAM since March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing at GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    48

OTHER DIRECTORSHIPS HELD BY TRUSTEE Chairman of the Board and President of GE Funds since 1993 and GE Institutional Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer, GE Foundation; Director, GE Asset Management (Ireland) Limited, since February 1999; Director, GE Asset Management Funds Plc, GE Asset Management Canada Company, GE Asset Management Limited, and GE Volunteers.


--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    46

POSITION(S) HELD WITH FUND    Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to July 2007; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds, GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998 and Vice President from October 2003 to July 2007

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 48

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee and Executive Vice President of GE Funds, GE Institutional Funds, Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since July 2007. Director of GE Investments Funds, Inc. since July 2007.

Additional Information  (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    48

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - two years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    GEAM Mutual Funds Operations
Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

--------------------------------------------------------------------------------
JEANNE M. LA PORTA
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   42

POSITION(S) HELD WITH FUND    Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - three years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE Investments Funds, Inc. since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

Additional Information  (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT  06905

AGE   61

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    40

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Trustee of Fordham University since 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Diocesan of Brooklyn & Queens since 2001; Gregorian University Foundation Since 1994.


--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   60

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   40

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997.


--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   71

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since 1983 from Salomon Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   40

OTHER DIRECTORSHIPS HELD BY TRUSTEE    Trustee of GE Funds since 1993 and GE
Institutional Funds since 1997; Director of GE Investments Funds, Inc.
since 1997.


----------------
THE STATEMENT OF ADDITIONAL INFORMATION FOR THE FUNDS INCLUDES ADDITIONAL INFORMATION ABOUT THE TRUSTEES AND OFFICERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST BY CALLING 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------


  PORTFOLIO MANAGERS
  GE LIFESTYLE FUNDS
  Judith A. Studer

  PORTFOLIO MANAGERS OF THE
  UNDERLYING GE FUNDS
  GE INTERNATIONAL EQUITY FUND
  Team led by Ralph R. Layman

  GE SMALL-CAP EQUITY FUND
  Palisade Capital Management, L.L.C.
  Senior Investment Committee:
  Jack Feiler
  Jeffrey Schwartz
  Dennison Veru

  GE U.S. EQUITY FUND
  Team led by:
  Stephen V. Gelhaus
  Thomas R. Lincoln
  Paul C. Reinhardt
  George A. Bicher

  GE FIXED INCOME FUND
  Team led by Paul Colonna

  INVESTMENT ADVISER
  AND ADMINISTRATOR
  GE Asset Management Incorporated

  TRUSTEES
  Michael J. Cosgrove
  John R. Costantino
  William J. Lucas
  Matthew J. Simpson
  Robert P. Quinn

  SECRETARY
  Jeanne M. La Porta

  ASSISTANT SECRETARY
  Joseph A. Carucci
  Joon Won Choe

  TREASURER
  Scott H. Rhodes

  ASSISTANT TREASURER
  Scott R. Fuchs
  Christopher M. Isaacs

  DISTRIBUTOR
  GE Investment Distributors, Inc.
  Member FINRA and SIPC

  CUSTODIAN
  State Street Bank & Trust Company


  OFFICERS OF THE INVESTMENT ADVISER
  James W. Ireland III, CHIEF EXECUTIVE OFFICER
  Paul M. Colonna, EVP, PRESIDENT - FIXED INCOME
  Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS Kathryn D. Karlic, EVP, PRESIDENT - INSTITUTIONAL SALES AND MARKETING
  Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES
  Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY
  Judith M. Studer, EVP, PRESIDENT - U.S. EQUITIES
  Donald W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS AND REAL ESTATE
  John J. Walker, EVP, CHIEF OPERATING OFFICER

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

34



GE LifeStyle Funds



GE ALLOCATION FUNDS
--------------------------------
GE CONSERVATIVE ALLOCATION FUND
GE MODERATE ALLOCATION FUND
GE AGGRESSIVE ALLOCATION FUND



Semi-Annual Report
MARCH 31, 2008


[GE LOGO OMITTED]

GE LifeStyle Funds
--------------------------------------------------------------------------------


Table of Contents

NOTES TO PERFORMANCE ...................................................    1


PERFORMANCE SUMMARY

     GE Conservative Allocation Fund ...................................    2


     GE Moderate Allocation Fund .......................................    5


     GE Aggressive Allocation Fund .....................................    8


     Portfolio Management Team .........................................   11


FINANCIAL STATEMENTS

     Financial Highlights ..............................................   12


     Statements of Net Assets ..........................................   14


     Statements of Operations ..........................................   17


     Statements of Changes in Net Assets ...............................   18


     Notes to Financial Statements .....................................   19


ADVISORY AGREEMENT RENEWAL .............................................   26


ADDITIONAL INFORMATION .................................................   29


INVESTMENT TEAM ........................................................   32




This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale, or a solicitation of an offer to buy, the GE LifeStyle Funds unless accompanied with or preceded by the current Prospectus of the GE LifeStyle Funds and the current Prospectus of the underlying GE Funds.

Notes to Performance                                  March 31, 2008 (unaudited)
--------------------------------------------------------------------------------


Total returns are historical and take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Past performance is not indicative of future results of a Fund. Investment returns and net asset value of an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 or visit the Funds' website at http://www.geam.com for performance information as of the most recent month end.

Shares of the Funds are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

GE Asset Management Incorporated ("GEAM") agreed in writing to limit other operating expenses (exclusive of advisory, administration and distribution fees) of both the Funds and the underlying GE Funds on an annualized basis. This agreement is effective until January 29, 2009. Had these fees and expenses not been absorbed, the returns (and/or yields) would have been lower. These agreements may be renewed or discontinued at the end of their terms without notice in the future.

        OTHER OPERATING EXPENSE LIMITS OF THE UNDERLYING GE FUNDS*
        ----------------------------------------------------------
        GE U.S. Equity Fund                                 0.50%
        GE Fixed Income Fund                                0.30%
        GE International Equity Fund                        0.29%
        GE Small-Cap Equity Fund                            0.75%

* THE UNDERLYING GE FUNDS' OPERATING EXPENSE LIMITS SHOWN ABOVE ARE EFFECTIVE FOR A ONE-YEAR PERIOD THROUGH JANUARY 29, 2009, WHICH MAY THEN BE RENEWED OR DISCONTINUED WITHOUT FURTHER NOTICE. ACTUAL EXPENSES DURING THAT PERIOD MAY BE LESS THAN THAT SHOWN.

Additional information about the expense limitations is contained in Footnote 3 to the Financial Statements.

The S&P 500(R) Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance. The MSCI(R) EAFE(R) Index is a marKET capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The LB Aggregate Bond Index is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The index is designed to represent performance of the U.S. investment-grade fixed-rate bond market. The Russell 2000(R) Index is a market capitalization-weighted index consisting of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. The Russell 3000(R) Index is comprised of the 3,000 largest U.S. domiciled companies. The results shown for the foregoing index assume the reinvestment of net dividends or interest. The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

The above indices/measures do not reflect the actual cost of investing in the instruments that comprise each index.

Total returns for the Composite Index are derived by applying the current target allocations for each underlying GE Fund to the results of the corresponding benchmarks for the domestic equity market, the S&P 500(R) Index and the Russell 2000(R) Index; for the international equity market, the MSCI EAFE Index; for the fixed income bond market, the LB Aggregate Bond Index; and for cash and cash equivalents, the 90 Day T-Bill.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Allocation Funds and a wholly owned subsidiary of GEAM, the investment adviser of the Funds.

GE Conservative Allocation Fund                 Performance Summary  (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE CHART OMITTED, PLOT POINTS ARE AS FOLLOWS]

              GE CONSERVATIVE     MSCI EAFE      S&P 500      LB AGGREGATE         90 DAY           RUSSELL 2000      COMPOSITE
              ALLOCATION FUND       INDEX         INDEX        BOND INDEX          T-BILL              INDEX          INDEX (C)
12/98           $10000.00        $10000.00      $10000.00      $10000.00         $10000.00           $10000.00        $10000.00
09/99            10270.00         10853.10       10535.63        9929.98          10344.43            10229.68         10242.71
09/00            11279.16         11198.23       11930.93       10624.14          10940.05            12638.12         11213.04
09/01            10943.67          7985.43        8750.33       12000.27          11435.56             9965.69         10483.26
09/02            10584.27          6745.38        6957.39       13031.86          11638.86             9048.74         10087.57
09/03            11680.67          8499.74        8657.77       13736.86          11770.91            12356.64         11564.28
09/04            12594.80         10376.56        9858.86       14242.11          11902.67            14675.94         12651.17
09/05            13557.74         13053.17       11066.71       14640.18          12229.11            17302.59         13780.76
09/06            14610.88         15554.25       12261.44       15177.55          12787.54            19017.44         14873.20
09/07            16398.56         19421.80       14277.50       15957.04          13406.80            21360.88         16503.48
03/08            16042.54         17384.01       12498.28       16792.32          13593.27            18364.55         16082.01


PORTFOLIO ALLOCATION TO FUNDS AT 3/31/08*
--------------------------------------------------------------------------------
                                           TARGET     ACTUAL
GE Fixed Income Fund                       53.00%      50.29%
GE U.S. Equity Fund                        28.00%      25.54%
GE International Equity Fund               12.00%      13.18%
GE Small-Cap Equity Fund                    5.00%       3.91%
GE Money Market Fund & Other                2.00%       7.08%
--------------------------------------------------------------------------------
Total                                     100.00%     100.00%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through March 31, 2008
--------------------------------------------------------------------------------

                                                                ENDING VALUE
                            SIX      ONE       FIVE   SINCE     OF A $10,000
                          MONTHS     YEAR      YEAR  INCEPTION   INVESTMENT
--------------------------------------------------------------------------------
GE CONSERVATIVE
   ALLOCATION FUND        (2.17)%    3.74%     8.37%    5.24%     $16,043
MSCI EAFE Index          (10.49)%   (2.68)%   21.40%    6.16%     $17,384
S&P 500 Index            (12.46)%   (5.07)%   11.32%    2.44%     $12,498
LB Aggregate Bond Index    5.23%     7.65%     4.58%    5.76%     $16,792
90 Day T-Bill              1.39%     3.72%     3.02%    3.37%     $13,593
Russell 2000 Index      (14.03)%   (12.99)%   14.88%    6.79%     $18,365
Composite Index (C)**    (2.55)%     2.10%     9.12%    5.27%     $16,082
--------------------------------------------------------------------------------

*  AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR
   EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The GE LifeStyle Conservative Allocation Fund returned -2.68% for the six-month period ended March 31, 2008. The Fund's Composite Index returned -2.56% and the Lipper peer group of 503 Mixed-Asset Target Allocation Moderate Funds returned -6.29% for the same period. Please see the adjacent chart for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, conservative investment strategy and is structured with a conservative target weighting in equities relative to fixed income. The Fund's target equity allocation is approximately 45%, with U.S. Equities accounting for 33% of the Fund, 28% to large-cap core equities and 5% to small-cap equities. The target allocation to core international equity is 12% of the Fund. Approximately 53% of the Fund's target allocation is to fixed income securities with 2% to cash and cash equivalents. Due to the balanced approach of the Fund, the results are compared to a Composite Index, which is made up of the benchmarks of the underlying GE Funds, and include the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90-Day T-Bill.

Over the six-month period, the Fund benefited from the decision by GE Asset Management's Tactical Asset Allocation Committee to maintain a below-target weight in domestic equities and an overweight in cash equivalents. Also contributing to overall Fund performance were the relative outperformance of the underlying GE International Equity Fund (the "International Fund"), GE U.S. Equity Fund (the "U.S. Equity Fund") and GE Small-Cap Equity Fund (the "Small-Cap Fund") versus their respective benchmarks.

The U.S. Equity Fund outperformed the S&P 500 Index by 1.25%. Underweighting financials helped the U.S. Equity Fund, as it avoided most stocks exposed to seizing credit/housing markets. For example, the U.S. Equity Fund was underweight in commercial banks and investment banks. Within the financials it focused on those firms with a fee-driven business model such as State Street. Also contributing to performance were key cyclical and commodity stocks which benefited from rising, global demand. The U.S. Equity Fund's consumer staples holdings also outperformed their respective portion of the S&P 500 index. Partially offsetting these gains were an underweight in industrials, coupled with weakness in healthcare, wireless and media. The U.S. Equity Fund remains committed to investing in high quality large-cap stocks with predictable

GE Conservative Allocation Fund                 Performance Summary  (unaudited)
--------------------------------------------------------------------------------


and steady earnings growth, and attractive valuations. It is defensively positioned for a slowing US economic environment and continue to emphasize the high quality of the fund's holdings. The fund is overweight technology and is focused on stocks with a global orientation, which continue to benefit from stronger growth outside the United States. The current valuations of many of the U.S. Equity Fund's holdings are below historical averages, which should provide attractive investment opportunities. The U.S. Equity Fund remains focused on a long-term investment horizon and continues to utilize a bottom-up, research-driven, fundamental approach to stock selection.

The Small-Cap Fund outperformed its benchmark, the Russell 2000 Index, by 1.56% over the last six-months despite significant disruptions in the financial markets and virtual illiquidity in credit markets. The primary driver of the Small-Cap Fund's outperformance came from strong stock selection in the consumer discretionary sector. Partially offsetting these results was weakness in the healthcare sector. The Small-Cap Fund seeks companies with dominant franchises, strong competitive positions, healthy earnings, sound balance sheets along with those who demonstrate consistent earnings growth, increasing return on invested capital, and improving free cash flow generation.

The International Fund produced strong returns for last six months, beating its MSCI EAFE benchmark by 3.99%. Drivers of performance in the international markets were healthy corporate cash flow, sustained global demand, and growing local economies. In this regard, China and India continued to contribute an increasing share of world growth. The easing of credit by UK and US central banks is now addressing the liquidity concerns in the global credit market and the further weakening of the US dollar helped international equity outpace returns on domestic equity investments. For the period, the International Fund's relative outperformance was propelled by positive performance from materials, energy, industrials and telecommunication holdings. Of continued note are exposures to agricultural chemicals, the Canadian oils sands, infrastructure, industrials and semi-conductors.

The GE Fixed Income Fund (the "Fixed Income Fund") underperformed its benchmark, the Lehman Brothers Aggregate Bond Index, by 1.16% over the last six months. Triggered by the troubled sub-prime mortgage market and heightened by rising consumer delinquencies and the prospects for weaker economic growth, credit spreads significantly widened, reducing the prices of commercial mortgage backed securities (CMBS), asset backed securities (ABS) and corporate debt. Although the Federal Reserve has eased aggressively since August 2007, declining bond prices triggered significant marked-to-market losses on the balance sheets of financial institutions and severely curtailed market liquidity. The resulting flight to quality caused Treasury Securities to rally and propped up the overall index return.

Duration and yield curve positioning within the treasury market benefited the Fixed Income Fund, as did underweighting mortgaged-backed securities (MBS) and investment grade credits. However, the Fixed Income Fund suffered from price deterioration on short-term, AAA-rated, ABS securities held in the portfolio as the market perceived an increased risk of default and was also negatively impact by its small weights in high yield and emerging markets securities.

The Fund invests in several asset classes to provide a balanced, diversified investment portfolio, and we adjust its weightings to each underlying asset class based on its relative attractiveness, within the proscribed ranges. At the quarter end, we remained somewhat cautious on the equity markets and retained a higher cash balance than our long-term target in order to reduce risk. Within each underlying fund, portfolio managers employ a bottom-up fundamentally based security selection approach. During the last six months, this combination of tops-down and bottoms-up approach allowed the Fund to handily exceed its peer group average.

GE Conservative Allocation Fund               Understanding Your Fund's Expenses
--------------------------------------------------------------------------------


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, and administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended March 31, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


OCTOBER 1, 2007 - MARCH 31, 2008
---------------------------------------------------------------------------------------------------------------------------
                                      ACCOUNT VALUE AT THE            ACCOUNT VALUE AT THE              EXPENSES PAID
                                   BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)        DURING THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                            978.29                        1.00
---------------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.72                        1.01
---------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD OCTOBER 01, 2007 - MARCH 31, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED MARCH 31, 2008 WAS (2.17)%.

See Notes to Financial Statements.

GE Moderate Allocation Fund                     Performance Summary  (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE CHART OMITTED, PLOT POINTS ARE AS FOLLOWS]

               GE MODERATE         MSCI EAFE        S&P 500       LB AGGREGATE        90 DAY          RUSSELL 2000      COMPOSITE
             ALLOCATION  FUND        INDEX           INDEX         BOND INDEX         T-BILL             INDEX          INDEX (M)
12/98          $ 10000.00         $ 10000.00      $ 10000.00      $ 10000.00       $ 10000.00         $ 10000.00       $ 10000.00
09/99            10390.00           10853.10        10535.63         9929.98         10344.43           10229.68         10444.35
09/00            11465.61           11198.23        11930.93        10624.14         10940.05           12638.12         11542.19
09/01            10335.83            7985.43         8750.33        12000.27         11435.56            9965.69          9829.15
09/02             9504.08            6745.38         6957.39        13031.86         11638.86            9048.74          9048.52
09/03            10712.99            8499.74         8657.77        13736.86         11770.91           12356.64         10908.03
09/04            11824.42           10376.56         9858.86        14242.11         11902.67           14675.94         12295.88
09/05            13163.39           13053.17        11066.71        14640.18         12229.11           17302.59         13792.23
09/06            14457.04           15554.25        12261.44        15177.55         12787.54           19017.44         15172.44
09/07            16766.65           19421.80        14277.50        15957.04         13406.80           21360.88         17241.59
03/08            15891.74           17384.01        12498.28        16792.32         13593.27           18364.55         16217.92


PORTFOLIO ALLOCATION TO FUNDS AT 3/31/08*
--------------------------------------------------------------------------------
                                           TARGET      ACTUAL
GE U.S. Equity Fund                        33.00%      31.36%
GE Fixed Income Fund                       34.00%      29.94%
GE International Equity Fund               20.00%      22.11%
GE Small-Cap Equity Fund                   12.00%      10.71%
GE Money Market Fund & Other                1.00%       5.88%
--------------------------------------------------------------------------------
Total                                     100.00%     100.00%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through March 31, 2008
--------------------------------------------------------------------------------
                                                                   ENDING VALUE
                              SIX        ONE      FIVE     SINCE   OF A $10,000
                            MONTHS       YEAR     YEAR   INCEPTION  INVESTMENT
--------------------------------------------------------------------------------
GE MODERATE
   ALLOCATION FUND          (5.22)%      2.42%    10.74%    5.13%    $15,892
MSCI EAFE Index            (10.49)%     (2.68)%   21.40%    6.16%    $17,384
S&P 500 Index              (12.46)%     (5.07)%   11.32%    2.44%    $12,498
LB Aggregate Bond Index      5.23%       7.65%     4.58%    5.76%    $16,792
90 Day T-Bill                1.39%       3.72%     3.02%    3.37%    $13,593
Russell 2000 Index         (14.03)%    (12.99)%   14.88%    6.79%    $18,365
Composite Index (M) **      (5.94)%    (0.74)%    11.68%    5.37%    $16,218
--------------------------------------------------------------------------------

*  AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR
   EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


The GE LifeStyle Moderate Allocation Fund returned -5.77% for the six-month period ended March 31, 2008. The Fund's Composite Index returned -5.94% and the Lipper peer group of 688 Mixed-Asset Target Allocation Growth Funds returned -8.26% for the same period. Please see the adjacent chart for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, moderate investment strategy and is structured with a moderate target weighting in equities relative to fixed income. The Fund's target equity allocation is approximately 65%, with U.S. Equities accounting for 45% of the Fund, 33% to large-cap core equities and 12% to small-cap equities. The target allocation to core international equity is 20% of the Fund. Approximately 34% of the Fund's target allocation is to fixed income securities with 1% to cash and cash equivalents. Due to the balanced approach of the Fund, the results are compared to a Composite Index, which is made up of the benchmarks of the underlying GE Funds, and include the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90-Day T-Bill.

Over the six-month period, the Fund benefited from the decision by GE Asset Management's Tactical Asset Allocation Committee to maintain a below-target weight in domestic equities and an overweight in cash equivalents. Also contributing to overall Fund performance were the relative outperformance of the underlying GE International Equity Fund (the "International Fund"), GE U.S. Equity Fund (the "U.S. Equity Fund") and GE Small-Cap Equity Fund (the "Small-Cap Fund") versus their respective benchmarks.

The U.S. Equity Fund outperformed the S&P 500 Index by 1.25%. Underweighting financials helped the U.S. Equity Fund, as it avoided most stocks exposed to seizing credit/housing markets. For example, the U.S. Equity Fund was underweight in commercial banks and investment banks. Within the financials it focused on those firms with a fee-driven business model such as State Street. Also contributing to performance were key cyclical and commodity stocks which benefited from rising, global demand. The U.S. Equity Fund's consumer staples holdings also outperformed their respective portion of the S&P 500 index. Partially offsetting these gains were an underweight in industrials, coupled with weakness in healthcare, wireless and media. The U.S. Equity Fund remains committed to investing in high quality large-cap stocks

GE Moderate Allocation Fund                     Performance Summary  (unaudited)
--------------------------------------------------------------------------------


with predictable and steady earnings growth, and attractive valuations. It is defensively positioned for a slowing US economic environment and continue to emphasize the high quality of the fund's holdings. The fund is overweight technology and is focused on stocks with a global orientation, which continue to benefit from stronger growth outside the United States. The current valuations of many of the U.S. Equity Fund's holdings are below historical averages, which should provide attractive investment opportunities. The U.S. Equity Fund remains focused on a long-term investment horizon and continues to utilize a bottom-up, research-driven, fundamental approach to stock selection.

The Small-Cap Fund outperformed its benchmark, the Russell 2000 Index, by 1.56% over the last six-months despite significant disruptions in the financial markets and virtual illiquidity in credit markets. The primary driver of the Small-Cap Fund's outperformance came from strong stock selection in the consumer discretionary sector. Partially offsetting these results was weakness in the healthcare sector. The Small-Cap Fund seeks companies with dominant franchises, strong competitive positions, healthy earnings, sound balance sheets along with those who demonstrate consistent earnings growth, increasing return on invested capital, and improving free cash flow generation.

The International Fund produced strong returns for last six months, beating its MSCI EAFE benchmark by 3.99%. Drivers of performance in the international markets were healthy corporate cash flow, sustained global demand, and growing local economies. In this regard, China and India continued to contribute an increasing share of world growth. The easing of credit by UK and US central banks is now addressing the liquidity concerns in the global credit market and the further weakening of the US dollar helped international equity outpace returns on domestic equity investments. For the period, the International Fund's relative outperformance was propelled by positive performance from materials, energy, industrials and telecommunication holdings. Of continued note are exposures to agricultural chemicals, the Canadian oils sands, infrastructure, industrials and semi-conductors.

The GE Fixed Income Fund (the "Fixed Income Fund") underperformed its benchmark, the Lehman Brothers Aggregate Bond Index, by 1.16% over the last six months. Triggered by the troubled sub-prime mortgage market and heightened by rising consumer delinquencies and the prospects for weaker economic growth, credit spreads significantly widened, reducing the prices of commercial mortgage backed securities (CMBS), asset backed securities (ABS) and corporate debt. Although the Federal Reserve has eased aggressively since August 2007, declining bond prices triggered significant marked-to-market losses on the balance sheets of financial institutions and severely curtailed market liquidity. The resulting flight to quality caused Treasury Securities to rally and propped up the overall index return.

Duration and yield curve positioning within the treasury market benefited the Fixed Income Fund, as did underweighting mortgaged-backed securities (MBS) and investment grade credits. However, the Fixed Income Fund suffered from price deterioration on short-term, AAA-rated, ABS securities held in the portfolio as the market perceived an increased risk of default and was also negatively impact by its small weights in high yield and emerging markets securities.

The Fund invests in several asset classes to provide a balanced, diversified investment portfolio, and we adjust its weightings to each underlying asset class based on its relative attractiveness, within the proscribed ranges. At the quarter end, we remained somewhat cautious on the equity markets and retained a higher cash balance than our long-term target in order to reduce risk. Within each underlying fund, portfolio managers employ a bottom-up fundamentally based security selection approach. During the last six months, this combination of tops-down and bottoms-up approach allowed the Fund to handily exceed its peer group average.

GE  Moderate Allocation Fund                  Understanding Your Fund's Expenses
--------------------------------------------------------------------------------


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, and administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended March 31, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


OCTOBER 1, 2007 - MARCH 31, 2008
---------------------------------------------------------------------------------------------------------------------------
                                      ACCOUNT VALUE AT THE            ACCOUNT VALUE AT THE              EXPENSES PAID
                                   BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)        DURING THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                            947.82                        0.98
---------------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.72                        1.01
---------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD OCTOBER 01, 2007 - MARCH 31, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).


** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED MARCH 31, 2008 WAS (5.22)%.

See Notes to Financial Statements.

GE Aggressive Allocation Fund                   Performance Summary  (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE CHART OMITTED, PLOT POINTS ARE AS FOLLOWS]

             GE AGGRESSIVE        MSCI EAFE      S&P 500        LB AGGREGATE      90 DAY          RUSSELL 2000      COMPOSITE
           ALLOCATION  FUND         INDEX         INDEX          BOND INDEX       T-BILL              INDEX          INDEX (A)
12/98         $10000.00          $10000.00      $10000.00        $10000.00      $10000.00           $10000.00        $10000.00
09/99          10560.00           10853.10       10535.63          9929.98       10344.43            10229.68         10589.59
09/00          11788.72           11198.23       11930.93         10624.14       10940.05            12638.12         11835.99
09/01          10073.80            7985.43        8750.33         12000.27       11435.56             9965.69          9348.81
09/02           8967.89            6745.38        6957.39         13031.86       11638.86             9048.74          8291.54
09/03          10265.31            8499.74        8657.77         13736.86       11770.91            12356.64         10394.88
09/04          11560.14           10376.56        9858.86         14242.11       11902.67            14675.94         12000.07
09/05          13187.94           13053.17       11066.71         14640.18       12229.11            17302.59         13793.03
09/06          14669.27           15554.25       12261.44         15177.55       12787.54            19017.44         15384.14
09/07          17367.28           19421.80       14277.50         15957.04       13406.80            21360.88         17764.39
03/08          16101.53           17384.01       12498.28         16792.32       13593.27            18364.55         16251.25


PORTFOLIO ALLOCATION TO FUNDS AT 3/31/08*
--------------------------------------------------------------------------------
                                           TARGET      ACTUAL
GE U.S. Equity Fund                        35.00%      34.94%
GE International Equity Fund               25.00%      27.07%
GE Small-Cap Equity Fund                   20.00%      17.92%
GE Fixed Income Fund                       19.00%      17.06%
GE Money Market Fund & Other                1.00%       3.01%
--------------------------------------------------------------------------------
Total                                     100.00%     100.00%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through March 31, 2008
--------------------------------------------------------------------------------
                                                                  ENDING VALUE
                             SIX        ONE     FIVE     SINCE    OF A $10,000
                           MONTHS      YEAR     YEAR   INCEPTION   INVESTMENT
--------------------------------------------------------------------------------
GE AGGRESSIVE
   ALLOCATION  FUND        (7.29)%     1.13%   12.61%    5.28%      $16,102
MSCI EAFE Index           (10.49)%    (2.68)%  21.40%    6.16%      $17,384
S&P 500 Index             (12.46)%    (5.07)%  11.32%    2.44%      $12,498
LB Aggregate Bond Index     5.23%      7.65%    4.58%    5.76%      $16,792
90 Day T-Bill               1.39%      3.72%    3.02%    3.37%      $13,593
Russell 2000 Index        (14.03)%   (12.99)%  14.88%    6.79%      $18,365
Composite Index (A)**      (8.52)%    (3.14)%  13.75%    5.39%      $16,251
--------------------------------------------------------------------------------

*  AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR
   EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


The GE LifeStyle Aggressive Allocation Fund returned -8.00% for the six-month period ended March 31, 2008. The Fund's Composite Index returned -8.52% and the Lipper peer group of 125 Global Multi-Cap Core Funds returned -10.33% for the same period. Please see the adjacent chart for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced but aggressive investment strategy and is structured with an aggressive target weighting in equities relative to fixed income. The Fund's target equity allocation is approximately 80%, with U.S. Equities accounting for 55% of the Fund, 35% to large-cap core equities and 20% to small-cap equities. The target allocation to core international equity is 25% of the Fund. Approximately 19% of the Fund's target allocation is to fixed income securities with 1% to cash and cash equivalents. Due to the balanced approach of the Fund, the results are compared to a Composite Index, which is made up of the benchmarks of the underlying GE Funds, and include the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90-Day T-Bill.

Over the six-month period, the Fund benefited from the decision by GE Asset Management's Tactical Asset Allocation Committee to maintain a below-target weight in domestic equities and an overweight in cash equivalents. Also contributing to overall Fund performance were the relative outperformance of the underlying GE International Equity Fund (the "International Fund"), GE U.S. Equity Fund (the "U.S. Equity Fund") and GE Small-Cap Equity Fund (the "Small-Cap Fund") versus their respective benchmarks.

The U.S. Equity Fund outperformed the S&P 500 Index by 1.25%. Underweighting financials helped the U.S. Equity Fund, as it avoided most stocks exposed to seizing credit/housing markets. For example, the U.S. Equity Fund was underweight in commercial banks and investment banks. Within the financials it focused on those firms with a fee-driven business model such as State Street. Also contributing to performance were key cyclical and commodity stocks which benefited from rising, global demand. The U.S. Equity Fund's consumer staples holdings also outperformed their respective portion of the S&P 500 index. Partially offsetting these gains were an underweight in industrials, coupled with weakness in

GE Aggressive Allocation Fund                   Performance Summary  (unaudited)
--------------------------------------------------------------------------------


healthcare, wireless and media. The U.S. Equity Fund remains committed to investing in high quality large-cap stocks with predictable and steady earnings growth, and attractive valuations. It is defensively positioned for a slowing US economic environment and continue to emphasize the high quality of the fund's holdings. The fund is overweight technology and is focused on stocks with a global orientation, which continue to benefit from stronger growth outside the United States. The current valuations of many of the U.S. Equity Fund's holdings are below historical averages, which should provide attractive investment opportunities. The U.S. Equity Fund remains focused on a long-term investment horizon and continues to utilize a bottom-up, research-driven, fundamental approach to stock selection.

The Small-Cap Fund outperformed its benchmark, the Russell 2000 Index, by 1.56% over the last six-months despite significant disruptions in the financial markets and virtual illiquidity in credit markets. The primary driver of the Small-Cap Fund's outperformance came from strong stock selection in the consumer discretionary sector. Partially offsetting these results was weakness in the healthcare sector. The Small-Cap Fund seeks companies with dominant franchises, strong competitive positions, healthy earnings, sound balance sheets along with those who demonstrate consistent earnings growth, increasing return on invested capital, and improving free cash flow generation.

The International Fund produced strong returns for last six months, beating its MSCI EAFE benchmark by 3.99%. Drivers of performance in the international markets were healthy corporate cash flow, sustained global demand, and growing local economies. In this regard, China and India continued to contribute an increasing share of world growth. The easing of credit by UK and US central banks is now addressing the liquidity concerns in the global credit market and the further weakening of the US dollar helped international equity outpace returns on domestic equity investments. For the period, the International Fund's relative outperformance was propelled by positive performance from materials, energy, industrials and telecommunication holdings. Of continued note are exposures to agricultural chemicals, the Canadian oils sands, infrastructure, industrials and semi-conductors.

The GE Fixed Income Fund (the "Fixed Income Fund") underperformed its benchmark, the Lehman Brothers Aggregate Bond Index, by 1.16% over the last six months. Triggered by the troubled sub-prime mortgage market and heightened by rising consumer delinquencies and the prospects for weaker economic growth, credit spreads significantly widened, reducing the prices of commercial mortgage backed securities (CMBS), asset backed securities (ABS) and corporate debt. Although the Federal Reserve has eased aggressively since August 2007, declining bond prices triggered significant marked-to-market losses on the balance sheets of financial institutions and severely curtailed market liquidity. The resulting flight to quality caused Treasury Securities to rally and propped up the overall index return.

Duration and yield curve positioning within the treasury market benefited the Fixed Income Fund, as did underweighting mortgaged-backed securities (MBS) and investment grade credits. However, the Fixed Income Fund suffered from price deterioration on short-term, AAA-rated, ABS securities held in the portfolio as the market perceived an increased risk of default and was also negatively impact by its small weights in high yield and emerging markets securities.

The Fund invests in several asset classes to provide a balanced, diversified investment portfolio, and we adjust its weightings to each underlying asset class based on its relative attractiveness, within the proscribed ranges. At the quarter end, we remained somewhat cautious on the equity markets and retained a higher cash balance than our long-term target in order to reduce risk. Within each underlying fund, portfolio managers employ a bottom-up fundamentally based security selection approach. During the last six months, this combination of tops-down and bottoms-up approach allowed the Fund to handily exceed its peer group average.

GE Aggressive Allocation Fund                 Understanding Your Fund's Expenses
--------------------------------------------------------------------------------


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, and administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended March 31, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


OCTOBER 1, 2007 - MARCH 31, 2008
---------------------------------------------------------------------------------------------------------------------------
                                      ACCOUNT VALUE AT THE            ACCOUNT VALUE AT THE              EXPENSES PAID
                                   BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)        DURING THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                           913.00                         0.96
---------------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                         1,023.72                         1.01
---------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD OCTOBER 01, 2007 - MARCH 31, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED MARCH 31, 2008 WAS (7.29)%.

See Notes to Financial Statements.

GE LifeStyle Funds                                     Portfolio Management Team
--------------------------------------------------------------------------------


The mix of underlying GE Funds in which each of the GE ALLOCATION FUNDS invests is determined by GEAM's asset allocation committee, subject to approval of the Board of Trustees. The asset allocation committee is led by a team of portfolio managers who are jointly and primarily responsible for the asset allocation of each Fund. The following sets forth the role of the primary portfolio manager of the Funds followed by the portfolio manager's biographical information.

PORTFOLIO MANAGER BIOGRAPHIES

The following sets forth biographical information for Ms. Studer. The Statement of Additional Information (SAI) provides the following additional information about the portfolio manager: (i) the portfolio manager's compensation; (ii) other accounts managed by the portfolio manager; and (iii) the portfolio manager's ownership of shares of each Fund, if any.

JUDITH A. STUDER is a Director and Executive Vice President of GE Asset Management and President - U.S. Equities at GE Asset Management. Ms. Studer is vested with oversight authority for determining asset allocations for the GE ALLOCATION FUNDS and has been doing so since July 2004. Ms. Studer joined GE Asset Management in August 1984. She became Senior Vice President - U.S. Equities in 1991, Senior Vice President - International Equities in 1995, and President - Investment Strategies in July 2006 and President - U.S. Equities in June 2007.

ABOUT THE BOARD OF TRUSTEES

The Board of Trustees of the GE ALLOCATION FUNDS has overall responsibility for supervising and overseeing the management of the Funds. As with most mutual funds, the Board of Trustees has delegated responsibility for day-to-day operations of the Funds to the Investment Adviser. Still, the Board of Trustees is responsible for approving:

o proposed changes to the allocation ranges for investing in equity versus income underlying GE Funds;

o proposed additions or deletions to the mix of underlying GE Funds; and

o proposed changes to the allocation targets and ranges among the underlying GE Funds.

Financial Highlights
Selected data based on a share outstanding throughout the period indicated
--------------------------------------------------------------------------------


                                                                                      GE CONSERVATIVE
                                                                                         ALLOCATION
                                                                                            FUND

                                                                  3/31/08+   9/30/07    9/30/06   9/30/05   9/30/04    9/30/03
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                                                                      12/31/98

Net asset value, beginning of period ...........................    $10.00   $  9.21    $  8.81  $  8.47    $  8.00   $  8.91
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income ..........................................      0.24      0.29       0.31     0.27       0.18      0.26
Net realized and unrealized gains (losses)
   on investments ..............................................     (0.45)     0.81       0.36     0.37       0.44      0.54
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS .................     (0.21)     1.10       0.67     0.64       0.62      0.80
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .......................................      0.34      0.31       0.27     0.30       0.15      1.71
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ............................................      0.34      0.31       0.27     0.30       0.15      1.71
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .................................    $ 9.45    $10.00     $ 9.21  $  8.81    $  8.47   $  8.00
====================================================================================================================================

TOTAL RETURN (a) ...............................................     (2.17)%   12.24%      7.77%    7.65%      7.83%    10.36%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ....................     $2,610    $2,888     $1,650   $1,607     $1,410    $1,104
   Ratios to average net assets:
     Net investment income .....................................      3.73%     3.40%      3.31%    3.17%      2.30%     2.56%
     Net expenses(b)* ..........................................      0.20%     0.20%      0.20%    0.20%      0.20%     0.20%
     Gross expenses(b)* ........................................      0.22%     0.31%      0.22%    0.22%      0.21%     0.21%
   Portfolio turnover rate .....................................        44%       15%        30%      33%        22%       30%
====================================================================================================================================

                                                                                           GE MODERATE
                                                                                           ALLOCATION
                                                                                              FUND

                                                                     3/31/08+   9/30/07   9/30/06   9/30/05   9/30/04   9/30/03
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                                                                       12/31/98

Net asset value, beginning of period ...........................       $12.88    $11.42    $10.65  $  9.83    $  9.06   $  8.30
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income ..........................................         0.26      0.33      0.31     0.30       0.16      0.17
Net realized and unrealized gains (losses)
   on investments ..............................................        (0.91)     1.46      0.72     0.80       0.77      0.86
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS .................        (0.65)     1.79      1.03     1.10       0.93      1.03
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .......................................         0.37      0.33      0.26     0.28       0.16      0.27
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ............................................         0.37      0.33      0.26     0.28       0.16      0.27
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .................................       $11.86    $12.88    $11.42   $10.65    $  9.83   $  9.06
====================================================================================================================================

TOTAL RETURN (a) ...............................................        (5.22)%   15.98%     9.83%   11.32%     10.37%    12.72%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ....................        $7,081    $8,441    $7,614   $8,708     $8,087    $6,957
   Ratios to average net assets:
     Net investment income .....................................         3.64%     2.73%     2.60%    2.89%      1.61%     1.91%
     Net expenses(b)* ..........................................         0.20%     0.20%     0.20%    0.20%      0.20%     0.20%
     Gross expenses(b)* ........................................         0.21%     0.27%     0.21%    0.21%      0.21%     0.21%
   Portfolio turnover rate .....................................           28%       15%       16%      10%        11%       28%
====================================================================================================================================

                                                                                       GE AGGRESSIVE
                                                                                        ALLOCATION
                                                                                           FUND

                                                                  3/31/08+   9/30/07   9/30/06   9/30/05    9/30/04  9/30/03
---------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                                                                    12/31/98

Net asset value, beginning of period ...........................  $  14.18   $ 12.22  $  11.19    $10.07   $  9.03    $  8.23
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income ..........................................      0.05      0.27      0.23      0.29      0.10       0.12
Net realized and unrealized gains (losses)
   on investments ..............................................     (1.28)     1.95      1.01      1.11      1.03       1.04
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS .................     (1.23)     2.22      1.24      1.40      1.13       1.16
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .......................................      0.10      0.26      0.21      0.28      0.09       0.36
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ............................................      0.10      0.26      0.21      0.28      0.09       0.36
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .................................    $12.85    $14.18    $12.22    $11.19    $10.07    $  9.03
=================================================================================================================================

TOTAL RETURN (a) ...............................................     (7.29)%   18.39%    11.23%    14.08%    12.61%     14.47%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ....................    $10,446   $12,617   $10,257    $9,549    $8,113     $7,047
   Ratios to average net assets:
     Net investment income .....................................      3.57%     2.05%     1.92%     2.69%     0.98%      1.25%
     Net expenses(b)* ..........................................      0.20%     0.20%     0.20%     0.20%     0.20%      0.20%
     Gross expenses(b)* ........................................      0.20%     0.22%     0.21%     0.21%     0.21%      0.21%
   Portfolio turnover rate .....................................        18%        4%       15%        2%        8%        21%
=================================================================================================================================


NOTES TO FINANCIAL HIGHLIGHTS
-----------------------------

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES OF THE FUNDS AND OF THE UNDERLYING GE FUNDS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

(B) EXPENSE RATIOS DO NOT INCLUDE EXPENSES OF THE UNDERLYING FUNDS (NOTE 6).

*   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

+   UNAUDITED

See Notes to Financial Statements.

12 & 13

Statement of Net Assets
--------------------------------------------------------------------------------


GE Conservative Allocation Fund
March 31, 2008 (unaudited)
-------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER
                                                                                       OF SHARES                VALUE
-------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 99.9%
-------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y) ....................................................       27,272              $   666,529
GE Fixed Income Fund (Class Y) ...................................................      109,010                1,312,480
GE International Equity Fund (Class Y) ...........................................       16,307                  343,907
GE Small-Cap Equity Fund (Class Y) ...............................................        8,690                  102,112
GEI Investment Fund ..............................................................        4,842                    3,777
GE Money Market Fund (Institutional Class) .......................................      178,249                  178,249
-------------------------------------------------------------------------------------------------------------------------
TOTAL AFFILIATED INVESTMENTS
   COST ($2,715,985) .............................................................                             2,607,054
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.1%
-------------------------------------------------------------------------------------------------------------------------
Other assets .....................................................................                                 7,655
LIABILITIES
  Payable to GEAM ................................................................                                   442
  Other liabilities ..............................................................                                 4,563
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES .....................................................                                 2,650
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS .......................................................................                            $2,609,704
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Capital paid in ..................................................................                             3,630,789
Undistributed net investment income ..............................................                                14,325
Accumulated net realized (loss) ..................................................                              (926,479)
Net unrealized (depreciation) on:
   Affiliated investments ........................................................                              (108,931)
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS .......................................................................                            $2,609,704
=========================================================================================================================

Shares outstanding (unlimited number of shares authorized) .......................                               276,227
Net asset value, offering and redemption price per share .........................                                 $9.45



See Notes to Financial Statements.

Statement of Net Assets
--------------------------------------------------------------------------------


GE Moderate Allocation Fund
March 31, 2008 (unaudited)
---------------------------------------------------------------------------------------------------------------------------
                                                                                          NUMBER
                                                                                         OF SHARES                VALUE
---------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 100.0%
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y) ...................................................          90,858               $2,220,574
GE Fixed Income Fund (Class Y) ..................................................         176,092                2,120,153
GE International Equity Fund (Class Y) ..........................................          74,218                1,565,252
GE Small-Cap Equity Fund (Class Y) ..............................................          64,523                  758,139
GEI Investment Fund .............................................................          11,174                    8,716
GE Money Market Fund (Institutional Class) ......................................         408,037                  408,037
---------------------------------------------------------------------------------------------------------------------------
TOTAL AFFILIATED INVESTMENTS
   COST ($6,948,336) ............................................................                                7,080,871
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%*
---------------------------------------------------------------------------------------------------------------------------
Other assets ....................................................................                                    8,439
LIABILITIES
  Payable to GEAM ...............................................................                                    1,176
  Other liabilities .............................................................                                    7,518
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ....................................................                                     (255)
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS ......................................................................                               $7,080,616
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Capital paid in .................................................................                                7,133,723
Undistributed net investment income .............................................                                   24,018
Accumulated net realized (loss) .................................................                                 (209,660)
Net unrealized appreciation on:
   Affiliated investments .......................................................                                  132,535

---------------------------------------------------------------------------------------------------------------------------
NET ASSETS ......................................................................                               $7,080,616
===========================================================================================================================


Shares outstanding (unlimited number of shares authorized) ......................                                  596,901
Net asset value, offering and redemption price per share ........................                                   $11.86


* Less than 0.1%

See Notes to Financial Statements.
                                                                              15

Statement of Net Assets
--------------------------------------------------------------------------------


GE Aggressive Allocation Fund
March 31, 2008 (unaudited)
---------------------------------------------------------------------------------------------------------------------------

                                                                                          NUMBER
                                                                                         OF SHARES                 VALUE
---------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 100.0%
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y) ..................................................          149,351            $   3,650,143
GE Fixed Income Fund (Class Y) .................................................          147,986                1,781,748
GE International Equity Fund (Class Y) .........................................          134,101                2,828,189
GE Small-Cap Equity Fund (Class Y) .............................................          159,297                1,871,737
GEI Investment Fund ............................................................            8,356                    6,517
GE Money Market Fund (Institutional Class) .....................................          309,150                  309,150
---------------------------------------------------------------------------------------------------------------------------
TOTAL AFFILIATED INVESTMENTS
   COST ($10,319,947) ..........................................................                                10,447,484
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%*
---------------------------------------------------------------------------------------------------------------------------
Other assets ...................................................................                                     7,031
LIABILITIES
  Payable to GEAM ..............................................................                                     1,778
  Other liabilities ............................................................                                     6,427
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...................................................                                    (1,174)
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS .....................................................................                               $10,446,310
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Capital paid in ................................................................                                10,821,881
Undistributed net investment income ............................................                                    16,796
Accumulated net realized (loss) ................................................                                  (519,904)
Net unrealized appreciation on:
    Affiliated investments .....................................................                                   127,537

---------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                               $10,446,310
---------------------------------------------------------------------------------------------------------------------------


Shares outstanding (unlimited number of shares authorized) .....................                                   812,987
Net asset value, offering and redemption price per share .......................                                    $12.85


* Less than 0.1%

See Notes to Financial Statements.

Statements of Operations
--------------------------------------------------------------------------------
For the period ended March 31, 2008 (unaudited)


                                                           GE CONSERVATIVE            GE MODERATE            GE AGGRESSIVE
                                                             ALLOCATION               ALLOCATION              ALLOCATION
                                                                FUND                     FUND                    FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    AFFILIATED INCOME:
    Dividend ..............................................  $  17,702              $     85,110            $    164,776
    Interest ..............................................     33,790                    60,953                  51,246
---------------------------------------------------------------------------------------------------------------------------
      TOTAL INCOME ........................................     51,492                   146,063                 216,022
---------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
       Advisory and administration fees ...................      2,615                     7,597                  11,416
       Transfer agent fees ................................        111                       115                      90
       Trustees fees ......................................         25                        20                      77
       Other expenses .....................................         70                       111                     110
---------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES BEFORE REIMBURSEMENT ...................      2,821                     7,843                  11,693
---------------------------------------------------------------------------------------------------------------------------
    Less: Expenses waived or borne by  the adviser ........       (174)                     (213)                    (19)
    Add: Expenses reimbursed to the adviser ...............        (15)                      (37)                    (25)
---------------------------------------------------------------------------------------------------------------------------
      Net expenses ........................................      2,632                     7,593                  11,649
---------------------------------------------------------------------------------------------------------------------------
      NET INVESTMENT INCOME ...............................     48,860                   138,470                 204,373
===========================================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
       Net realized gain on affiliated investments ........    164,463                   869,504               1,244,793
       Net change in unrealized appreciation/
         (depreciation) on affiliated investments .........   (261,403)               (1,386,444)             (2,295,062)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
      on affiliated investments ...........................    (96,940)                 (516,940)             (1,050,269)
---------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS ..................................... $  (48,080)              $  (378,470)           $   (845,896)
===========================================================================================================================


See Notes to Financial Statements.

Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                                     GE CONSERVATIVE
                                                                                                       ALLOCATION
                                                                                                          FUND

                                                                                      Six Months Ended              Year
                                                                                           3/31/08                 Ended
                                                                                         (Unaudited)               9/30/07
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income ....................................................        $     48,860          $     71,878
      Net realized gain on
         investments ...........................................................             164,463                91,204
      Net increase (decrease) in unrealized
         appreciation/(depreciation)
         on investments ........................................................            (261,403)               81,042
------------------------------------------------------------------------------------------------------------------------------------
      Net increase from operations .............................................             (48,080)              244,124
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income ....................................................             (78,351)              (59,611)
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS ........................................................             (78,351)              (59,611)
------------------------------------------------------------------------------------------------------------------------------------
      Increase in net assets from
         operations and distributions ..........................................            (126,431)              184,513
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares .............................................             550,025             1,253,789
      Value of distributions reinvested ........................................              78,351                59,611
      Cost of shares redeemed ..................................................            (780,341)             (260,293)
------------------------------------------------------------------------------------------------------------------------------------
      Net Increase (decrease) from
         share transactions ....................................................            (151,965)            1,053,107
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL INCREASE (DECREASE) IN
         NET ASSETS ............................................................            (278,396)            1,237,620
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
   Beginning of year ...........................................................           2,888,100             1,650,480
------------------------------------------------------------------------------------------------------------------------------------
   End of year .................................................................          $2,609,704            $2,888,100
------------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT
   INCOME, END OF YEAR .........................................................        $     14,325              $ 43,816


CHANGES IN FUND SHARES

Shares sold by subscription ....................................................              57,418               130,326
Shares issued for
   distributions reinvested ....................................................               8,086                 6,410
Shares redeemed ................................................................             (77,969)              (27,186)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in
   fund shares .................................................................             (12,465)              109,550
====================================================================================================================================

                                                                                              GE MODERATE
                                                                                              ALLOCATION
                                                                                                 FUND

                                                                                Six Months Ended              Year
                                                                                     3/31/08                 Ended
                                                                                   (Unaudited)               9/30/07
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income ....................................................  $   138,470            $   221,655
      Net realized gain on
         investments ...........................................................      869,504                438,129
      Net increase (decrease) in unrealized
         appreciation/(depreciation)
         on investments ........................................................   (1,386,444)               529,523
----------------------------------------------------------------------------------------------------------------------------
      Net increase from operations .............................................     (378,470)             1,189,307
----------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income ....................................................     (209,941)              (221,478)
----------------------------------------------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS ........................................................     (209,941)              (221,478)
----------------------------------------------------------------------------------------------------------------------------
      Increase in net assets from
         operations and distributions ..........................................     (588,411)               967,829
----------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares .............................................      752,341              1,324,592
      Value of distributions reinvested ........................................      209,941                221,478
      Cost of shares redeemed ..................................................   (1,734,157)            (1,687,336)
----------------------------------------------------------------------------------------------------------------------------
      Net Increase (decrease) from
         share transactions ....................................................     (771,875)              (141,266)
----------------------------------------------------------------------------------------------------------------------------
      TOTAL INCREASE (DECREASE) IN
         NET ASSETS ............................................................   (1,360,286)               826,563
----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
   Beginning of year ...........................................................    8,440,902              7,614,339
----------------------------------------------------------------------------------------------------------------------------
   End of year .................................................................   $7,080,616             $8,440,902
----------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT
   INCOME, END OF YEAR ......................................................... $     24,018               $ 95,489


CHANGES IN FUND SHARES

Shares sold by subscription ....................................................       61,015                108,267
Shares issued for
   distributions reinvested ....................................................       16,836                 18,865
Shares redeemed ................................................................     (136,182)              (138,506)
----------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in
   fund shares .................................................................      (58,331)               (11,374)
============================================================================================================================

                                                                                                 GE AGGRESSIVE
                                                                                                  ALLOCATION
                                                                                                     FUND

                                                                                    Six Months Ended               Year
                                                                                         3/31/08                  Ended
                                                                                       (Unaudited)                9/30/07
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income ....................................................   $     204,373           $     235,622
      Net realized gain on
         investments ...........................................................       1,244,793                 690,197
      Net increase (decrease) in unrealized
         appreciation/(depreciation)
         on investments ........................................................      (2,295,062)                995,622
----------------------------------------------------------------------------------------------------------------------------
      Net increase from operations .............................................        (845,896)              1,921,441
----------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income ....................................................        (257,238)               (220,439)
----------------------------------------------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS ........................................................        (257,238)               (220,439)
----------------------------------------------------------------------------------------------------------------------------
      Increase in net assets from
         operations and distributions ..........................................      (1,103,134)              1,701,002
----------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares .............................................         463,047               1,539,190
      Value of distributions reinvested ........................................         257,236                 220,439
      Cost of shares redeemed ..................................................      (1,787,431)             (1,101,191)
----------------------------------------------------------------------------------------------------------------------------
      Net Increase (decrease) from
         share transactions ....................................................      (1,067,148)                658,438
----------------------------------------------------------------------------------------------------------------------------
      TOTAL INCREASE (DECREASE) IN
         NET ASSETS ............................................................      (2,170,282)              2,359,440
----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
   Beginning of year ...........................................................      12,616,592              10,257,152
----------------------------------------------------------------------------------------------------------------------------
   End of year .................................................................     $10,446,310             $12,616,592
----------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT
   INCOME, END OF YEAR .........................................................  $       16,796             $    69,661


CHANGES IN FUND SHARES

Shares sold by subscription ....................................................          34,119                 115,751
Shares issued for
   distributions reinvested ....................................................          18,629                  17,235
Shares redeemed ................................................................        (129,466)                (82,949)
----------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in
   fund shares .................................................................         (76,718)                 50,037
============================================================================================================================


See Notes to Financial Statements.

Notes To Financial Statements                         March 31, 2008 (unaudited)
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE FUNDS

GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. It currently comprises six investment funds (each a "Fund" and collectively the "Funds"), three of which are included in a separate report. Each Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds and cash equivalents suited to the Fund's particular investment objective. The objectives of the funds are as follows:

GE Conservative Allocation Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 38% to 52% of its net assets in equity funds and 48% to 58% in fixed income funds.

GE Moderate Allocation Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 55% to 75% of its net assets in equity funds and 25% to 41% in fixed income funds.

GE Aggressive Allocation Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 74% to 91% of its net assets in equity funds and 9% to 21% in fixed income funds.

2.   SUMMARY OF SIGNIFICANT
     ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS. Investments in the underlying GE Funds are valued at the net asset value (NAV) per share class of each underlying GE Funds, as calculated as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, each day the NYSE is open for trading. The underlying GE Funds' portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. Municipal obligations are valued at the quoted bid prices.

An underlying GE Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. All portfolio securities of the GE Money Market Fund and any short-term securities held by any other underlying GE Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost.

All assets and liabilities of the underlying GE Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to establish its "fair" value.

Notes To Financial Statements                         March 31, 2008 (unaudited)
--------------------------------------------------------------------------------


Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the underlying GE Funds' fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service. Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these valuation procedures will always better represent the price at which an underlying GE Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Capital gain distributions from investments in the underlying GE Funds are included in the Statement of Operations in realized gain/loss on investments. Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPURCHASE AGREEMENTS Each of the Funds may engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

INVESTMENTS IN FOREIGN MARKETS Each Fund is subject to the investment risk associated with an investment in the underlying GE Funds, some of which may invest in foreign securities. Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid,

Notes To Financial Statements                         March 31, 2008 (unaudited)
--------------------------------------------------------------------------------


subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.


At March 31, 2008, information on the tax cost of investments is as follows:

                                                                                                                NET TAX
                                               COST OF             GROSS TAX             GROSS TAX           APPRECIATION/
                                             INVESTMENTS          UNREALIZED            UNREALIZED         (DEPRECIATION) ON
                                          FOR TAX PURPOSES       APPRECIATION          DEPRECIATION           INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
GE Conservative Allocation Fund            $  2,739,922           $  13,475           $   (146,343)           $(132,868)
GE Moderate Allocation Fund                   7,654,517             477,187             (1,050,833)            (573,646)
GE Aggressive Allocation Fund                11,041,442             881,010             (1,474,968)            (593,958)

As of March 31, 2008, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income. During the year ended Sepember 30, 2007, GE Conservative Allocation Fund, GE Moderate Allocation Fund and GE Aggressive Allocation Fund utilized capital loss carryovers in the amounts of $93,643; $423,197 and $690,938, respectively.

FUND                                                 AMOUNTS                        EXPIRES
---------------------------------------------------------------------------------------------------------------------------
GE Conservative Allocation Fund                    $ 1,014,524                       9/30/11
                                                        50,646                       9/30/12
                                                         1,835                       9/30/13
---------------------------------------------------------------------------------------------------------------------------
GE Moderate Allocation Fund                            372,983                       9/30/11
---------------------------------------------------------------------------------------------------------------------------
GE Aggressive Allocation Fund                          584,777                       9/30/11
                                                       458,425                       9/30/12

Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.


The Funds did not incur net capital or currency losses after October 31, 2006.

The tax composition of distributions paid during the year ended September 30, 2007, and September 30, 2006 were as follows:

                                                             YEAR ENDED SEPTEMBER 30, 2007
                                                     ------------------------------------------
                                                       ORDINARY                   LONG-TERM
                                                        INCOME                  CAPITAL GAINS
-----------------------------------------------------------------------------------------------
GE Conservative Allocation Fund                       $  59,611                       $--
GE Moderate Allocation Fund                             221,478                        --
GE Aggressive Allocation Fund                           220,439                        --


                                                             YEAR ENDED SEPTEMBER 30, 2006
                                                     ------------------------------------------
                                                       ORDINARY                   LONG-TERM
                                                        INCOME                  CAPITAL GAINS
-----------------------------------------------------------------------------------------------
GE Conservative Allocation Fund                        $ 46,953                       $--
GE Moderate Allocation Fund                             198,578                        --
GE Aggressive Allocation Fund                           169,636                        --

On October 1, 2007, the Fund adopted FIN 48, "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires evaluation of tax positions taken or expected to be taken in the course

Notes To Financial Statements                         March 31, 2008 (unaudited)
--------------------------------------------------------------------------------


of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN 48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2004, 2005, 2006 and 2007 calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

DISTRIBUTIONS TO SHAREHOLDERS The Funds declare and pay dividends of investment income and net realized capital gains annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

There were no reclassifications for the period ended March 31, 2008.

INVESTMENT INCOME Income and capital gain distributions from underlying GE Funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Interest income on the Statement of Operations includes interest income earned by the short-term investments of the Funds.

EXPENSES The Funds pay a fee to GE Asset Management Incorporated ("GEAM"), a wholly-owned subsidiary of General Electric Company, for the Funds' advisory and administration services. This fee includes normal operating expenses payable by the Funds, except for fees and expenses of the Trust's independent Trustees, transfer agent fees, brokerage fees and commissions, and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).

3.   FEES AND COMPENSATION
     PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION FEES Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEAM by each Fund are calculated at the annual rate of 0.20%. GEAM has agreed to assume certain operating expenses of each Fund (excluding advisory and administation fees) in order to maintain each GE Allocation Fund's net fund operating expenses at or below predetermined levels through January 29, 2009, which may be renewed or discontinued without notice in the future. This agreement can only be changed with the approval of the GE Allocation Funds' Board of Trustees and GEAM. Had these expenses not been absorbed, the returns would have been lower.

TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Compensation paid to unaffiliated Trustees is reflected on the Statement of Operations. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each Fund. (For additional information about Trustees compensation please refer to the Statement of Additional Information.)

OTHER For the period ended March 31, 2008, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of the Funds' shares.

4.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of the underlying GE Funds, excluding short-term investments, for the period ended March 31, 2008, were as follows:

                                          PURCHASES                  SALES
--------------------------------------------------------------------------------
GE Conservative Allocation Fund          $1,645,436               $1,057,563
GE Moderate Allocation Fund               2,132,022                3,137,257
GE Aggressive Allocation Fund             2,187,935                2,104,397

Notes To Financial Statements                         March 31, 2008 (unaudited)
--------------------------------------------------------------------------------


5.   BENEFICIAL INTEREST

The schedule below shows the number of shareholders each owning 5% or more of a Fund. The total percentage of a Fund held by such shareholders as well as the percentage of a Fund held by certain direct and indirect wholly-owned subsidiaries of General Electric Company or a retirement plan sponsored by such entities ("GE Affiliates") at March 31, 2008 are:

                                    5% OR GREATER SHAREHOLDERS
                                  ------------------------------
                                                          % OF          % OF FUND HELD
                                  NUMBER                FUND HELD      BY GE AFFILIATES*
------------------------------------------------------------------------------------------------------
GE Conservative
  Allocation Fund                   2                         90%               90%
GE Moderate
  Allocation Fund                   2                         97%               97%
GE Aggressive
  Allocation Fund                   1                         91%               91%

Investment activities of these shareholders could have a material impact on these Funds.

* INCLUDED IN THE 5% OR GREATER SHAREHOLDERS PERCENTAGE.


6.   OTHER INFORMATION

Due to concentrated investments in the GE U.S. Equity Fund, GE Fixed Income Fund, GE International Equity Fund, and GE Small-Cap Equity Fund, the following financial highlights disclosure will provide additional information relevant to the investments.

                                                                                  GE U.S. EQUITY FUND CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                                                     3/31/08+                9/30/07           9/30/06
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                          --                    --                    --
Net asset value, beginning of period ............................     $30.93                 $29.92              $28.62
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ..............................       0.15                   0.41                0.37
  Net realized and unrealized
   gains (losses) on investments ................................      (3.32)                  4.26                2.75
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .........................................      (3.17)                  4.67                3.12
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .........................................       0.33                   0.50                0.54
  Net realized gains ............................................       2.99                   3.16                1.28
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .............................................       3.32                   3.66                1.82
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..................................     $24.44                 $30.93              $29.92
====================================================================================================================================


TOTAL RETURN (a) ................................................     (11.14)%                16.87%              11.40%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ......................   $120,785               $136,756            $115,005
  Ratios to average net assets:
   Net investment income (loss)* ................................       1.07%                  1.39%               1.27%
   Net expenses* ................................................       0.54%                  0.51%               0.54%
   Gross expenses* ..............................................       0.54%                  0.51%               0.54%
  Portfolio turnover rate .......................................         57%                    53%                 46%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                    GE U.S. EQUITY FUND CLASS Y
----------------------------------------------------------------------------------------------------------------------------
                                                                     9/30/05                9/30/04            9/30/03
----------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                           --                      --             11/29/93
Net asset value, beginning of period ............................     $26.35                 $24.14              $20.26
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ..............................       0.44                   0.27                0.22
  Net realized and unrealized
   gains (losses) on investments ................................       2.10                   2.17                3.91
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .........................................       2.54                   2.44                4.13
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .........................................       0.27                   0.23                0.25
  Net realized gains ............................................      --                     --                  --
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .............................................       0.27                   0.23                0.25
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..................................     $28.62                 $26.35              $24.14
============================================================================================================================


TOTAL RETURN (a) ................................................       9.68%                 10.13%              20.47%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ......................   $306,532               $346,807            $307,727
  Ratios to average net assets:
   Net investment income (loss)* ................................       1.56%                  1.02%               0.97%
   Net expenses* ................................................       0.53%                  0.53%               0.58%
   Gross expenses* ..............................................       0.53%                  0.53%               0.58%
  Portfolio turnover rate .......................................         36%                    29%                 26%
----------------------------------------------------------------------------------------------------------------------------

Notes To Financial Statements                         March 31, 2008 (unaudited)
--------------------------------------------------------------------------------


                                                                            GE FIXED INCOME FUND CLASS Y
---------------------------------------------------------------------------------------------------------------------------
                                                              3/31/08+                9/30/07               9/30/06
---------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                     --                     --                    --
Net asset value, beginning of period ......................      $11.84                 $11.89                $12.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ...............................        0.28                   0.64                  0.61
  Net realized and unrealized
   gains (losses) on investments ..........................        0.20                  (0.06)                (0.21)
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
  INVESTMENT OPERATIONS ...................................        0.48                   0.58                  0.40
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                                            0.28                   0.63                  0.59
  Net realized gains ......................................         --                     --                   0.03
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .......................................        0.28                   0.63                  0.62
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ............................      $12.04                 $11.84                $11.89
===========================================================================================================================

TOTAL RETURN (a) ..........................................        4.12%                  5.03%                 3.48%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .........................................     $15,297                $14,221               $14,900
  Ratios to average net assets:
   Net investment income* .................................        4.72%                  5.35%                 4.99%
   Net expenses* ..........................................        0.60%                  0.57%                 0.55%
   Gross expenses* ........................................        0.60%                  0.58%                 0.58%
  Portfolio turnover rate .................................         431%                   385%                  337%
---------------------------------------------------------------------------------------------------------------------------

                                                                            GE FIXED INCOME FUND CLASS Y
-------------------------------------------------------------------------------------------------------------------
                                                                   9/30/05             9/30/04           9/30/03
-------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                         --                  --           11/29/93
Net asset value, beginning of period ......................         $12.55              $12.77            $12.75
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ...............................           0.51                0.44              0.44
  Net realized and unrealized
   gains (losses) on investments ..........................          (0.22)              (0.04)             0.15
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
  INVESTMENT OPERATIONS ...................................           0.29                0.40              0.59
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                                               0.50                0.45              0.47
  Net realized gains ......................................           0.23                0.17              0.10
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .......................................           0.73                0.62              0.57
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ............................         $12.11              $12.55            $12.77
===================================================================================================================

TOTAL RETURN (a) ..........................................           2.36%               3.24%             4.75%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .........................................        $87,216             $94,622          $110,539
  Ratios to average net assets:
   Net investment income* .................................           4.10%               3.55%             3.45%
   Net expenses* ..........................................           0.55%               0.53%             0.53%
   Gross expenses* ........................................           0.56%               0.54%             0.53%
  Portfolio turnover rate .................................            311%                363%              381%
-------------------------------------------------------------------------------------------------------------------


                                                                     GE INTERNATIONAL EQUITY FUND CLASS Y
-----------------------------------------------------------------------------------------------------------------------
                                                             3/31/08+                9/30/07              9/30/06
-----------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                   --                     --                   --
Net asset value, beginning of period ...................      $25.33                 $18.99                $16.01
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) .....................        0.16                   0.28                  0.09
  Net realized and unrealized
   gains (losses) on investments .......................       (1.65)                  6.29                  3.06
-----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ................................       (1.49)                  6.57                  3.15
-----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ................................        0.29                   0.21                  0.17
  Net realized gains ...................................        2.46                   0.02                   --
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ....................................        2.75                   0.23                  0.17
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .........................      $21.09                 $25.33                $18.99
=======================================================================================================================

TOTAL RETURN (a) .......................................       (6.36)%                34.85%                19.83%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ......................................     $10,204                $10,354                $7,679
  Ratios to average net assets:
   Net investment income (loss)* .......................        1.40%                  1.29%                 0.51%
   Net expenses* .......................................        1.22%                  1.20%                 1.17%
   Gross expenses* .....................................        1.22%                  1.20%                 1.17%
  Portfolio turnover rate ..............................          37%                    38%                   39%
-----------------------------------------------------------------------------------------------------------------------


                                                                        GE INTERNATIONAL EQUITY FUND CLASS Y
-----------------------------------------------------------------------------------------------------------------
                                                                  9/30/05             9/30/04            9/30/03
-----------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                       --                  --              3/2/94
Net asset value, beginning of period ...................          $12.85              $10.68             $9.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) .....................            0.18                0.12              0.09
  Net realized and unrealized
   gains (losses) on investments .......................            3.09                2.14              1.16
-----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ................................            3.27                2.26              1.25
-----------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ................................            0.11                0.09              0.10
  Net realized gains ...................................             --                  --                --
-----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ....................................            0.11                0.09              0.10
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .........................          $16.01              $12.85            $10.68
=================================================================================================================

TOTAL RETURN (a) .......................................           25.58%              21.22%            13.19%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ......................................         $69,794             $46,942           $37,413
  Ratios to average net assets:
   Net investment income (loss)* .......................            1.26%               0.95%             0.91%
   Net expenses* .......................................            1.17%               1.33%             1.25%
   Gross expenses* .....................................            1.17%               1.33%             1.26%
  Portfolio turnover rate ..............................              66%                 31%               68%
-----------------------------------------------------------------------------------------------------------------

Notes To Financial Statements                         March 31, 2008 (unaudited)
--------------------------------------------------------------------------------


                                                                          GE SMALL-CAP EQUITY FUND CLASS Y
-------------------------------------------------------------------------------------------------------------------------
                                                                   3/31/08+              9/30/07            9/30/06
-------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                        --                    --                 --
Net asset value, beginning of period ............................   $16.50                $16.44             $15.99
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ..............................     0.02                  0.04               0.02
  Net realized and unrealized
    gains (losses) on investments ...............................    (1.80)                 2.28               1.04
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .........................................    (1.78)                 2.32               1.06
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income .........................................      --                    --                0.08
  Net realized gains ............................................     2.97                  2.26               0.53
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .............................................     2.97                  2.26               0.61
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..................................   $11.75                $16.50             $16.44
=========================================================================================================================

TOTAL RETURN (a) ................................................   (12.35)%               15.20%              6.85%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ......................    $3,964                $8,053            $11,990
  Ratios to average net assets:
   Net investment income (loss)* ................................     0.47%                 0.23%              0.10%
   Net expenses* ................................................     1.08%                 0.99%              0.95%
   Gross expenses* ..............................................     1.09%                 0.99%              0.95%
  Portfolio turnover rate .......................................       17%                   37%                38%
-------------------------------------------------------------------------------------------------------------------------

                                                                            GE SMALL-CAP EQUITY FUND CLASS Y
-------------------------------------------------------------------------------------------------------------------------
                                                                      9/30/05            9/30/04             9/30/03
-------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                           --                 --                9/30/98
Net asset value, beginning of period ............................      $15.07              $12.81             $11.59
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ..............................        0.08               (0.02)              0.02
  Net realized and unrealized
    gains (losses) on investments ...............................        2.94                2.28               1.20
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .........................................        3.02                2.26               1.22
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income .........................................         --                 --                 --
  Net realized gains ............................................        2.10                --                 --
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .............................................        2.10                --                 --
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..................................      $15.99              $15.07             $12.81
=========================================================================================================================

TOTAL RETURN (a) ................................................       21.22%              17.64%             10.53%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ......................      $24,385             $23,144            $19,715
  Ratios to average net assets:
   Net investment income (loss)* ................................        0.54%              (0.12%)             0.18%
   Net expenses* ................................................        0.96%               0.99%              1.01%
   Gross expenses* ..............................................        0.96%               1.00%              1.01%
  Portfolio turnover rate .......................................          34%                 93%               122%
-------------------------------------------------------------------------------------------------------------------------


NOTES TO OTHER INFORMATION
--------------------------------------------------------------------------------

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS, AND ASSUME NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES, TOTAL RETURNS WOULD HAVE BEEN LOWER. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(B) NET INVESTMENT INCOME PER SHARE IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

*   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

+   UNAUDITED

Advisory Agreement Renewal  (unaudited)
--------------------------------------------------------------------------------


The Fund Board, including the independent Board members, considered and unanimously approved the continuance of each of the Funds investment advisory and administration agreements with GE Asset Management Incorporated ("GEAM") at meetings held on December 5 and December 12, 2007.

In considering whether to approve the Funds' investment advisory agreements, the Board members, including the independent members, considered and discussed a substantial amount of information and analysis provided, at the Board's request, by GEAM. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. ("Lipper"). The Board members reviewed the fees charged by GEAM for other mutual funds and investment products other than mutual funds that employ the same investment strategies as the Funds.

Before approving the Funds' advisory agreements, the Board members reviewed the proposed continuance of the agreements with management of GEAM and with independent legal counsel. The Board members also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuances. The independent Board members discussed the proposed continuances in detail during a private session with their independent legal counsel at which no representatives of GEAM were present. The independent Board members and their independent legal counsel requested, and received and considered, additional information from GEAM following this session.

In advance of the meetings, and in response to their request, the Board members received from GEAM written responses to their inquiries, which included substantial exhibits and other materials related to GEAM's business and the services it provides to the Fund. The Board members took into account their multi-year experience as Board members and particularly their consideration of these agreements in recent years, noting that the information was presented in a similar manner and format. To focus their review, the Board members asked GEAM management, in their oral presentations, to highlight material differences from the information presented in recent years. During the meetings, the Board members had an opportunity to discuss this information with GEAM managers, including senior executives, representatives from the legal, compliance and finance departments, and investment personnel. The Board members posed questions to GEAM representatives and engaged in substantive discussions with them concerning GEAM's investment processes.

In reaching their determinations relating to continuance of the Funds' investment advisory agreements, the Board members considered all factors they believed relevant, including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Board member attributed different weights to the various factors. The Board members evaluated this information, and all other information available to them, for each Fund on a fund-by-fund basis, and their determinations were made separately in respect of each Fund. In particular, the Board members focused on the following with respect to each Fund:

THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED.

The Board members reviewed the services provided by GEAM and the Board members, including the independent members, found that GEAM provides high quality of advisory and administrative services to the Funds, continue to be satisfactory.

In connection with their consideration of GEAM's services specifically, the Board members focused on the favorable attributes of GEAM, including (i) an investment philosophy oriented toward long-term performance; (ii) effective processes used for determining investment target and ranges, selecting brokers and with respect to Fund administration, controllership and compliance activities; (iii) highly skilled professionals, including analysts, research professionals and portfolio managers with a depth of experience involving the types of Funds they oversee; (iv) access to significant technological resources from which the Funds may benefit; and (v) a favorable history and reputation. The Board members discussed with senior officers of GEAM the personnel changes made, and proposed to be made, by GEAM. The Board members noted that each Fund represents only a small portion of the assets managed by GEAM, but benefits from a full array of services and resources provided by GEAM.

In light of the foregoing, the Board members, including the independent members, concluded that GEAM provides high quality of advisory and administrative services to the Funds.

Advisory Agreement Renewal  (unaudited)
--------------------------------------------------------------------------------


INVESTMENT PERFORMANCE OF THE FUNDS.

The Board members considered the investment performance of the Funds for various periods. The Board members reviewed detailed comparisons of the performance of the Funds with the relevant securities indexes and peer groupings of mutual funds prepared by Lipper with respect to various periods. The Board members also engaged in detailed discussions with GEAM management about GEAM's investment processes, focusing on each Fund's investment objective, the number and experience of portfolio management and supporting investment personnel, the investment style and approach employed, the likely market cycles for the investment style, and, in some instances, relative underperformance in certain periods in light of their commitment to long-term satisfactory performance with respect to each Fund's investment objective and investment approach. Taking these factors into consideration, the Board members, including the independent members, concluded that each of the Fund's performance was acceptable overall.

COST OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED FROM THE RELATIONSHIP WITH THE FUNDS.

The Board members considered the cost of the services provided by GEAM. The Board members reviewed the information they had requested from GEAM concerning its profitability from the fees and services it provides to the Funds and the financial condition of GEAM for various past periods. The Board members considered the profit margin information for GEAM's investment company business as a whole, as well as GEAM's profitability data for each Fund. The Board members agreed with GEAM's assertion that, due to the unitary nature of GEAM's fee structure, where GEAM (and not the Fund) bears most of the operating expense of the Funds, and the breakpoint structure of the Funds, GEAM is sharing benefits it derives from larger asset sizes because it is not passing along these operation expenses that are typically borne by mutual funds.

The Board members reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. The Board members also discussed with GEAM the basis for its belief that the methods of allocation used were reasonable and consistent across its business. The Board members also noted the Funds' unitary fee structure where GEAM (and not the Fund) bears most of the Fund's operating expenses as well as the agreement to voluntarily Fund operation expenses, affects its profitability.

The Board members noted and discussed the additional services provided by GEAM to the Funds compared to other investment products managed by GEAM. The Board members determined that GEAM should be entitled to earn a reasonable level of profits for the services they provide to the Fund. The Board members also recognized that GEAM had made significant investments in its business and had not fully recovered the sums invested. Based on their review, the Board members, including the independent members, concluded that they were satisfied that the level of profitability achieved by GEAM from its relationship with the Funds was not unreasonable or excessive.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUNDS GROW AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE.

The Board members considered the extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale for the benefit of Fund investors. GEAM asserted, and the Board members agreed, that GEAM generally charged comparatively lower fees to the Funds since inception. The Board members also considered the substantial infrastructure investments that GEAM has made with respect to its operations and its commitment to continue investing resources to enhance services to Fund shareholders. The Board members recognized the benefits to each of the Funds of GEAM's past investment in its operations through the expenditure of sums to support its substantial infrastructure, lower Fund fees and with respect to all GEAM managed mutual funds, GEAM has not yet fully recouped that investment.

COMPARISON OF SERVICES TO BE RENDERED AND FEES TO BE PAID.

The Board members discussed the services provided to the Funds by GEAM, and the fees charged for those services. The Board members reviewed information concerning the fee and expense ratios for the Funds, and comparative information with respect to similar products. They discussed that the Fund's figures were generally below the applicable peer group average. In addition, the Board members considered their discussion with representatives of GEAM about the fees being charged to the Funds and, to the extent applicable, the effect, if any, of the Securities and Exchange Commission staff's interpretive guidance concerning soft dollars. In light of the foregoing, the Board members, including the independent members, determined that the advisory fees were reasonable in relation to the services provided to the Funds.

Advisory Agreement Renewal  (unaudited)
--------------------------------------------------------------------------------


FALL-OUT BENEFITS.

The Board members considered other actual and potential financial benefits that GEAM may derive from their relationship with the Funds, including, to the extent applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board members noted, however, that the Funds benefit from the vast array of resources available through GEAM, and that each Fund represents only a small portion of the assets managed by GEAM.

CONCLUSION.

No single factor was determinative to the Board members' decision. Based on their discussion and such other matters as were deemed relevant, the Board members, including the independent members, concluded that the proposed advisory fee rates and projected total expense ratios are reasonable in relation to the services provided to the Funds. In view of these facts, the Board members, including the independent members, concluded that the renewal of each advisory agreement was in the best interests of the Funds and their shareholders.

Additional Information  (unaudited)
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below.


INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    58

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - GEAM since February 1997; President and Chief Executive Officer - Mutual Funds at GEAM since March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing at GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    48

OTHER DIRECTORSHIPS HELD BY TRUSTEE Chairman of the Board and President of GE Funds since 1993 and GE Institutional Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer, GE Foundation; Director, GE Asset Management (Ireland) Limited, since February 1999; Director, GE Asset Management Funds Plc, GE Asset Management Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    46

POSITION(S) HELD WITH FUND    Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to July 2007; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds, GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998 and Vice President from October 2003 to July 2007

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 48

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee and Executive Vice President of GE Funds, GE Institutional Funds, Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since July 2007. Director of GE Investments Funds, Inc. since July 2007.

Additional Information  (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    48

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - two years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    GEAM Mutual Funds Operations
Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

--------------------------------------------------------------------------------
JEANNE M. LA PORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   42

POSITION(S) HELD WITH FUND    Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - three years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE Investments Funds, Inc. since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

Additional Information  (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT  06905

AGE   61

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   General Partner, NGN Capital since
2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    40

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Trustee of Fordham University since 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Diocesan of Brooklyn & Queens since 2001; Gregorian University Foundation Since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   60

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Vice President and Treasurer of
Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   40

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   71

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since 1983 from Salomon Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   40

OTHER DIRECTORSHIPS HELD BY TRUSTEE GP Financial Corp, holding company; The Greenpoint Savings Bank, a financial institution. Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997.


-----------------
THE STATEMENT OF ADDITIONAL INFORMATION FOR THE FUNDS INCLUDES ADDITIONAL INFORMATION ABOUT THE TRUSTEES AND OFFICERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST BY CALLING 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------


  PORTFOLIO MANAGERS
  GE LIFESTYLE FUNDS
  Judith A. Studer

  PORTFOLIO MANAGERS OF THE
  UNDERLYING GE FUNDS
  GE INTERNATIONAL EQUITY FUND
  Team led by Ralph R. Layman

  GE SMALL-CAP EQUITY FUND
  Palisade Capital Management, L.L.C.
  Senior Investment Committee:
  Jack Feiler
  Jeffrey Schwartz
  Dennison Veru

  GE U.S. EQUITY FUND
  Team led by:
  Stephen V. Gelhaus
  Thomas R. Lincoln
  Paul C. Reinhardt
  George A. Bicher

  GE FIXED INCOME FUND
  Team led by Paul Colonna

  INVESTMENT ADVISER
  AND ADMINISTRATOR
  GE Asset Management Incorporated


  TRUSTEES
  Michael J. Cosgrove
  John R. Costantino
  William J. Lucas
  Matthew J. Simpson
  Robert P. Quinn

  SECRETARY
  Jeanne M. La Porta

  ASSISTANT SECRETARY
  Joseph A. Carucci
  Joon Won Choe

  TREASURER
  Scott H. Rhodes

  ASSISTANT TREASURER
  Scott R. Fuchs
  Christopher M. Isaacs

  DISTRIBUTOR
  GE Investment Distributors, Inc.
  Member FINRA and SIPC

  CUSTODIAN
  State Street Bank & Trust Company



  OFFICERS OF THE INVESTMENT ADVISER
  James W. Ireland III, CHIEF EXECUTIVE OFFICER
  Paul M. Colonna, EVP, PRESIDENT - FIXED INCOME
  Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS Kathryn D. Karlic, EVP, PRESIDENT - INSTITUTIONAL SALES AND MARKETING
  Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES
  Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY
  Judith M. Studer, EVP, PRESIDENT - U.S. EQUITIES
  Donald W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS AND REAL ESTATE
  John J. Walker, EVP, CHIEF OPERATING OFFICER

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                                                                              33

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34


THIS DOES NOT CONSTITUTE A PART OF THE FUNDS' SHAREHOLDER REPORT

ITEM 2. CODE OF ETHICS.

		Applicable only to an annual filing.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

		Applicable only to an annual filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

		Applicable only to an annual filing.

ITEM 5. Audit Committee of Listed Registrants

         Applicable only to Closed-End Management Investment Companies.

ITEM 6. Schedule of Investments.

		Attached as part of ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.


ITEM 9. Purchases of Equity Securities by Closed-End Management
	Investment Company and Affiliated Purchasers.

	 Applicable only to Closed-End Management Investment Companies.

ITEM 10. Submission of Matters to a Vote of Security Holders.

	 No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 12.  EXHIBITS.

(a)   Not applicable.

(b) Attached hereto as Exhibit 1 and Exhibit 2 are the Certifications of Michael J. Cosgrove and Robert Herlihy as principal executive officer and principal financial officer, respectively, as required by Rule 30a-2 under the Investment Company Act of 1940.



                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE LIFESTYLE FUNDS

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE LIFESTYLE FUNDS

Date:  June 06, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE LIFESTYLE FUNDS

Date:  June 06, 2008

By:   /S/SCOTT RHODES
      Scott Rhodes
      TREASURER, GE LIFESTYLE FUNDS

Date:  June 06, 2008

 EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.